UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Semiannual Report

January 31, 2015

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	13	An example of shareholder expenses.

Investments	15	A complete list of each fund’s investments with their market values.

Financial Statements	54	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	73	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	76

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2015 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	12.43%	10.80%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	12.64%	10.89%
MSCI USA IMI Consumer Discretionary Index	12.61%	10.94%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	9.32%	14.49%
Fidelity MSCI Consumer Discretionary Index ETF – Market Price	9.39%	14.59%
MSCI USA IMI Consumer Discretionary Index	9.45%	14.65%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
The Walt Disney Co.	5.2
Home Depot, Inc.	5.0
Amazon.com, Inc.	4.9
Comcast Corp. Class A	4.0
McDonald’s Corp.	3.2
Lowe’s Companies, Inc.	2.4
Time Warner, Inc.	2.4
Starbucks Corp.	2.3
NIKE, Inc. Class B	2.2
Ford Motor Co.	1.9

33.5

Industries as of January 31, 2015

*	Includes short-term investments and other net assets.

3	Semiannual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	20.67%	15.10%
Fidelity MSCI Consumer Staples Index ETF – Market Price	20.67%	15.07%
MSCI USA IMI Consumer Staples Index	20.87%	15.28%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	15.74%	17.45%
Fidelity MSCI Consumer Staples Index ETF – Market Price	15.82%	17.48%
MSCI USA IMI Consumer Staples Index	15.91%	17.63%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
The Procter & Gamble Co.	12.0
The Coca-Cola Co.	8.5
PepsiCo, Inc.	7.4
Wal-Mart Stores, Inc.	7.2
Philip Morris International, Inc.	6.6
CVS Health Corp.	6.0
Altria Group, Inc.	4.9
Walgreens Boots Alliance, Inc.	3.5
Costco Wholesale Corp.	3.3
Colgate-Palmolive Co.	3.3

62.7

Industries as of January 31, 2015

*	Includes short-term investments and net other assets.

Semiannual Report	4

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-8.52%	-8.95%
Fidelity MSCI Energy Index ETF – Market Price	-8.48%	-8.92%
MSCI USA IMI Energy Index	-8.46%	-8.90%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-9.79%	-5.77%
Fidelity MSCI Energy Index ETF – Market Price	-9.89%	-5.70%
MSCI USA IMI Energy Index	-9.74%	-5.70%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
Exxon Mobil Corp.	22.5
Chevron Corp.	11.7
Schlumberger Ltd.	6.4
ConocoPhillips	4.7
Kinder Morgan, Inc.	4.5
Occidental Petroleum Corp.	3.8
EOG Resources, Inc.	2.9
Anadarko Petroleum Corp.	2.5
Phillips 66	2.4
Halliburton Co.	2.0

63.4

Industries as of January 31, 2015

5	Semiannual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	11.01%	9.63%
Fidelity MSCI Financials Index ETF – Market Price	11.13%	9.69%
MSCI USA IMI Financials Index	11.20%	9.77%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	13.98%	15.76%
Fidelity MSCI Financials Index ETF – Market Price	14.01%	15.85%
MSCI USA IMI Financials Index	14.12%	15.87%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
Wells Fargo & Co.	7.0
JPMorgan Chase & Co.	5.5
Berkshire Hathaway, Inc. Class B	4.5
Bank of America Corp.	4.3
Citigroup, Inc.	3.8
American Express Co.	2.1
US Bancorp	2.0
American International Group, Inc.	1.9
The Goldman Sachs Group, Inc.	1.8
Simon Property Group, Inc.	1.7

34.6

Industries as of January 31, 2015

*	Includes short-term investments and net other liabilities.

Semiannual Report	6

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	25.12%	26.90%
Fidelity MSCI Health Care Index ETF – Market Price	25.28%	26.99%
MSCI USA IMI Health Care Index	25.30%	27.10%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	25.23%	27.29%
Fidelity MSCI Health Care Index ETF – Market Price	25.07%	27.36%
MSCI USA IMI Health Care Index	25.44%	27.50%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
Johnson & Johnson	8.9
Pfizer, Inc.	6.2
Merck & Co., Inc.	5.5
Gilead Sciences, Inc.	5.0
Amgen, Inc.	3.6
UnitedHealth Group, Inc.	3.2
Medtronic PLC	3.2
Bristol-Myers Squibb Co.	3.1
AbbVie, Inc.	3.0
Celgene Corp.	3.0

44.7

Industries as of January 31, 2015

*	Includes short-term investments and net other assets.

7	Semiannual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	6.90%	8.97%
Fidelity MSCI Industrials Index ETF – Market Price	7.02%	9.00%
MSCI USA IMI Industrials Index	7.00%	9.07%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	6.52%	13.48%
Fidelity MSCI Industrials Index ETF – Market Price	6.67%	13.57%
MSCI USA IMI Industrials Index	6.61%	13.60%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
General Electric Co.	10.3
Union Pacific Corp.	4.5
3M Co.	4.3
United Technologies Corp.	4.3
The Boeing Co.	4.3
Honeywell International, Inc.	3.1
United Parcel Service, Inc. Class B	3.0
Danaher Corp.	2.2
Lockheed Martin Corp.	2.2
Caterpillar, Inc.	2.0

40.2

Industries as of January 31, 2015

*	Includes short-term investments and net other liabilities.

Semiannual Report	8

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	16.64%	17.48%
Fidelity MSCI Information Technology Index ETF – Market Price	16.79%	17.60%
MSCI USA IMI Information Technology Index	16.74%	17.60%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	18.16%	22.43%
Fidelity MSCI Information Technology Index ETF – Market Price	18.34%	22.59%
MSCI USA IMI Information Technology Index	18.25%	22.57%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
Apple, Inc.	16.8
Microsoft Corp.	7.6
Intel Corp.	3.9
Google, Inc. Class C	3.7
Google, Inc. Class A	3.7
Facebook, Inc. Class A	3.6
Oracle Corp.	3.6
International Business Machines Corp.	3.5
Cisco Systems, Inc.	3.2
Visa, Inc. Class A	3.0

52.6

Industries as of January 31, 2015

*	Includes short-term investments and net other liabilities.

9	Semiannual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	7.54%	7.34%
Fidelity MSCI Materials Index ETF – Market Price	7.62%	7.40%
MSCI USA IMI Materials Index	7.56%	7.38%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	5.75%	10.40%
Fidelity MSCI Materials Index ETF – Market Price	5.75%	10.40%
MSCI USA IMI Materials Index	5.81%	10.46%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
EI du Pont de Nemours & Co.	8.3
Monsanto Co.	7.9
The Dow Chemical Co.	6.8
Praxair, Inc.	4.5
LyondellBasell Industries N.V. Class A	4.4
Air Products & Chemicals, Inc.	3.9
PPG Industries, Inc.	3.9
Ecolab, Inc.	3.5
The Sherwin-Williams Co.	2.9
International Paper Co.	2.7

48.8

Industries as of January 31, 2015

Semiannual Report	10

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	7.51%	5.25%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	6.83%	5.18%
MSCI USA IMI Telecommunication Services 25/50 Index	7.23%	5.05%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	6.38%	7.04%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	6.34%	7.14%
MSCI USA IMI Telecommunication Services 25/50 Index	6.06%	6.79%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
AT&T, Inc.	21.8
Verizon Communications, Inc.	21.2
SBA Communications Corp. Class A	4.8
Level 3 Communications, Inc.	4.7
CenturyLink, Inc.	4.2
Frontier Communications Corp.	3.1
T-Mobile US, Inc.	3.0
Windstream Holdings, Inc.	2.2
IDT Corp. Class B	2.0
General Communication, Inc. Class A	1.9

68.9

Industries as of January 31, 2015

11	Semiannual Report

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	26.22%	22.81%
Fidelity MSCI Utilities Index ETF – Market Price	26.30%	22.87%
MSCI USA IMI Utilities Index	26.45%	23.03%
S&P 500 Index	14.22%	13.31%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2014
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	26.83%	22.39%
Fidelity MSCI Utilities Index ETF – Market Price	26.94%	22.52%
MSCI USA IMI Utilities Index	27.07%	22.59%
S&P 500 Index	13.69%	17.27%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2015
% of fund’s net assets
Duke Energy Corp.	8.2
NextEra Energy, Inc.	6.3
The Southern Co.	6.1
Dominion Resources, Inc.	6.0
Exelon Corp.	4.1
American Electric Power Co., Inc.	4.1
PG&E Corp.	3.7
Sempra Energy	3.5
PPL Corp.	3.1
Public Service Enterprise Group, Inc.	2.9

48.0

Industries as of January 31, 2015

*	Rounds to less than 0.1%.

Semiannual Report	12

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested for the one-half year period and held for the entire period (August 1, 2014 to January 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2014 to January 31, 2015).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During PeriodB August 1, 2014 to January 31, 2015
Fidelity MSCI Consumer Discretionary Index ETF	.12%
Actual		$1,000.00	$1,070.80	$0.63
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Consumer Staples Index ETF	.12%
Actual		$1,000.00	$1,124.90	$0.64
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Energy Index ETF	.12%
Actual		$1,000.00	$783.80	$0.54
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Financials Index ETF	.12%
Actual		$1,000.00	$1,042.50	$0.62
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Health Care Index ETF	.12%
Actual		$1,000.00	$1,156.90	$0.65
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Industrials Index ETF	.12%
Actual		$1,000.00	$1,035.90	$0.62
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Information Technology Index ETF	.12%
Actual		$1,000.00	$1,049.00	$0.62
HypotheticalC		$1,000.00	$1,024.60	$0.61

13	Semiannual Report

Shareholder Expense Example – continued

	Annualized Expense RatioA	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During PeriodB August 1, 2014 to January 31, 2015
Fidelity MSCI Materials Index ETF	.12%
Actual		$1,000.00	$976.20	$0.60
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Telecommunication Services Index ETF	.12%
Actual		$1,000.00	$983.30	$0.60
HypotheticalC		$1,000.00	$1,024.60	$0.61
Fidelity MSCI Utilities Index ETF	.12%
Actual		$1,000.00	$1,181.00	$0.66
HypotheticalC		$1,000.00	$1,024.60	$0.61

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

Semiannual Report	14

Fidelity MSCI Consumer Discretionary Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AUTO COMPONENTS – 4.5%
Auto Parts & Equipment – 4.2%
American Axle & Manufacturing Holdings, Inc. (a)	3,774	$91,897
Autoliv, Inc.	5,164	547,694
BorgWarner, Inc.	12,685	685,117
Dana Holding Corp.	8,663	180,797
Delphi Automotive PLC	16,617	1,142,086
Dorman Products, Inc. (a)	1,755	80,256
Drew Industries, Inc. (a)	1,245	62,599
Federal-Mogul Holdings Corp. Class A (a)	1,659	22,446
Fox Factory Holding Corp. (a)	1,012	15,372
Gentex Corp.	16,198	270,345
Gentherm, Inc. (a)	1,880	69,146
Johnson Controls, Inc.	36,954	1,717,252
Lear Corp.	4,442	445,755
Modine Manufacturing Co. (a)	2,763	33,681
Motorcar Parts of America, Inc. (a)	987	25,780
Remy International, Inc.	1,501	31,926
Standard Motor Products, Inc.	1,169	42,622
Superior Industries International, Inc.	1,199	21,882
Tenneco, Inc. (a)	3,425	176,113
Tower International, Inc. (a)	1,173	27,765
TRW Automotive Holdings Corp. (a)	6,180	637,591
Visteon Corp. (a)	2,323	225,215

		6,553,337

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	3,386	117,799
The Goodyear Tire & Rubber Co.	15,258	369,854

		487,653

TOTAL AUTO COMPONENTS		7,040,990

AUTOMOBILES – 4.6%
Automobile Manufacturers – 4.1%
Ford Motor Co.	200,749	2,953,018
General Motors Co.	71,223	2,323,294
Tesla Motors, Inc. (a)	4,821	981,555
Thor Industries, Inc.	2,665	150,173
Winnebago Industries, Inc.	1,554	30,909

		6,438,949

Motorcycle Manufacturers – 0.5%
Harley-Davidson, Inc.	12,074	744,966

TOTAL AUTOMOBILES		7,183,915

DISTRIBUTORS – 0.9%
Distributors – 0.9%
Core-Mark Holding Co., Inc.	1,316	87,751
Genuine Parts Co.	8,488	788,875
LKQ Corp. (a)	16,761	432,601

	Shares	Value
Pool Corp.	2,469	$153,597
Weyco Group, Inc.	445	12,024

TOTAL DISTRIBUTORS		1,474,848

DIVERSIFIED CONSUMER SERVICES – 1.5%
Education Services – 0.7%
2U, Inc. (a)	986	17,541
American Public Education, Inc. (a)	992	33,301
Apollo Group, Inc. Class A (non-vtg.) (a)	5,438	137,364
Bridgepoint Education, Inc. (a)	995	9,821
Bright Horizons Family Solutions, Inc. (a)	2,032	98,654
Capella Education Co.	639	43,446
Career Education Corp. (a)	3,575	19,948
Chegg, Inc. (a)	3,161	20,957
DeVry Education Group, Inc.	3,199	135,670
Graham Holdings Co. Class B	252	235,701
Grand Canyon Education, Inc. (a)	2,495	109,331
Houghton Mifflin Harcourt Co. (a)	7,764	152,795
ITT Educational Services, Inc. (a)	1,132	8,230
K12, Inc. (a)	1,741	24,757
Strayer Education, Inc. (a)	643	43,081
Universal Technical Institute, Inc.	1,221	9,975

		1,100,572

Specialized Consumer Services – 0.8%
Ascent Capital Group, Inc. Class A (a)	667	28,221
H&R Block, Inc.	15,214	521,536
LifeLock, Inc. (a)	2,646	39,293
Outerwall, Inc. (a)	940	58,355
Regis Corp. (a)	3,108	48,951
Service Corp. International	11,685	264,431
ServiceMaster Global Holdings, Inc. (a)	2,558	72,289
Sotheby’s Class A	3,270	139,138
Steiner Leisure Ltd. (a)	772	33,675
Weight Watchers International, Inc. (a)	1,553	25,718

		1,231,607

TOTAL DIVERSIFIED CONSUMER SERVICES		2,332,179

HOTELS, RESTAURANTS & LEISURE – 15.2%
Casinos & Gaming – 1.8%
Boyd Gaming Corp. (a)	4,306	56,236
Caesars Acquisition Co. (a)	2,749	21,525
Caesars Entertainment Corp. (a)	3,234	35,218
Churchill Downs, Inc.	747	70,958
International Game Technology	13,740	232,481
Isle of Capri Casinos, Inc. (a)	1,221	12,503
Las Vegas Sands Corp.	22,354	1,215,387
MGM Resorts International (a)	21,815	424,956
Penn National Gaming, Inc. (a)	3,991	59,745
Pinnacle Entertainment, Inc. (a)	383	8,100
Scientific Games Corp. Class A (a)	2,777	32,796
Wynn Resorts Ltd.	4,490	664,296

		2,834,201

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – 3.3%
Belmond Ltd. (a)	5,277	$57,994
Carnival Corp.	21,363	939,118
Choice Hotels International, Inc.	1,776	102,031
Diamond Resorts International Inc. (a)	1,879	53,326
Extended Stay America, Inc.	3,414	67,529
Hilton Worldwide Holdings, Inc. (a)	21,830	566,925
Interval Leisure Group, Inc.	2,305	53,199
La Quinta Holdings, Inc. (a)	3,977	80,852
Marcus Corp.	984	18,558
Marriott International, Inc. Class A	12,912	961,944
Marriott Vacations Worldwide Corp.	1,565	119,723
Norwegian Cruise Line Holdings Ltd. (a)	5,079	222,257
Royal Caribbean Cruises Ltd.	9,263	699,820
Starwood Hotels & Resorts Worldwide, Inc.	10,583	761,659
Wyndham Worldwide Corp.	6,963	583,430

		5,288,365

Leisure Facilities – 0.4%
ClubCorp Holdings Inc.	1,776	30,210
International Speedway Corp. Class A	1,530	44,508
Intrawest Resorts Holdings Inc. (a)	1,105	11,160
Life Time Fitness, Inc. (a)	2,082	113,823
SeaWorld Entertainment, Inc.	3,976	69,620
Six Flags Entertainment Corp.	3,683	158,222
Vail Resorts, Inc.	1,998	175,344

		602,887

Restaurants – 9.7%
Biglari Holdings, Inc. (a)	101	41,811
BJ’s Restaurants, Inc. (a)	1,443	63,910
Bloomin’ Brands, Inc. (a)	5,553	137,242
Bob Evans Farms, Inc.	1,339	75,479
Bravo Brio Restaurant Group, Inc. (a)	647	8,508
Brinker International, Inc.	3,609	210,874
Buffalo Wild Wings, Inc. (a)	1,049	187,058
Chipotle Mexican Grill, Inc. (a)	1,715	1,217,376
Chuys Holdings, Inc. (a)	836	17,865
Cracker Barrel Old Country Store, Inc.	1,074	144,464
Darden Restaurants, Inc.	7,356	451,511
Del Frisco’s Restaurant Group, Inc. (a)	1,335	26,473
Denny’s Corp. (a)	4,687	50,995
DineEquity, Inc.	1,006	107,390
Domino’s Pizza, Inc.	3,073	304,381
Dunkin’ Brands Group, Inc.	5,794	274,114
El Pollo Loco Holdings, Inc. (a)	342	8,800
Fiesta Restaurant Group, Inc. (a)	1,438	84,943
Jack in the Box, Inc.	2,193	185,944
Krispy Kreme Doughnuts, Inc. (a)	3,682	71,689
McDonald’s Corp.	54,494	5,037,425
Noodles & Co. (a)	1,028	26,420
Panera Bread Co. Class A (a)	1,432	246,103

	Shares	Value
Papa John’s International, Inc.	1,693	$107,438
Popeyes Louisiana Kitchen, Inc. (a)	1,332	76,483
Potbelly Corp. (a)	886	12,431
Red Robin Gourmet Burgers, Inc. (a)	778	60,295
Ruby Tuesday, Inc. (a)	3,550	21,371
Ruth’s Hospitality Group, Inc.	1,998	29,011
Sonic Corp.	2,865	86,724
Starbucks Corp.	41,685	3,648,688
Texas Roadhouse, Inc. Class A	3,688	123,880
The Cheesecake Factory, Inc.	2,634	138,311
Wendy’s Co.	15,344	161,726
Yum! Brands, Inc.	24,383	1,762,403
Zoe’s Kitchen, Inc. (a)	970	30,012

		15,239,548

TOTAL HOTELS, RESTAURANTS & LEISURE		23,965,001

HOUSEHOLD DURABLES – 4.4%
Consumer Electronics – 0.5%
Garmin Ltd.	6,420	336,151
Harman International Industries, Inc.	3,778	489,742
Universal Electronics, Inc. (a)	888	56,601

		882,494

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	1,443	39,278
La-Z-Boy, Inc.	2,935	78,335
Leggett & Platt, Inc.	7,631	325,310
Mohawk Industries, Inc. (a)	3,433	566,582
Tempur Sealy International, Inc. (a)	3,423	188,368

		1,197,873

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	1,532	24,205
Cavco Industries, Inc. (a)	443	32,565
D.R. Horton, Inc.	18,169	445,504
Hovnanian Enterprises, Inc. Class A (a)	6,680	22,979
Installed Building Products, Inc. (a)	1,109	19,796
KB Home	4,638	57,789
Lennar Corp. Class A	9,635	432,708
LGI Homes, Inc. (a)	930	12,248
M.D.C. Holdings, Inc.	2,218	55,450
M/I Homes, Inc. (a)	1,333	27,513
Meritage Homes Corp. (a)	2,095	76,279
NVR, Inc. (a)	221	277,185
PulteGroup, Inc.	18,735	385,754
Ryland Group, Inc.	2,637	105,875
Standard Pacific Corp. (a)	8,436	59,221
Taylor Morrison Home Corp. Class A (a)	1,875	33,319
Toll Brothers, Inc. (a)	9,429	326,432
TRI Pointe Homes, Inc. (a)	8,118	116,331
WCI Communities, Inc. (a)	1,009	19,484
William Lyon Homes Class A (a)	895	17,077

		2,547,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Household Appliances – 0.7%
Helen of Troy Ltd. (a)	1,573	$118,321
iRobot Corp. (a)	1,551	48,934
NACCO Industries, Inc. Class A	243	13,377
Whirlpool Corp.	4,329	861,818

		1,042,450

Housewares & Specialties – 0.8%
CSS Industries, Inc.	549	14,933
Jarden Corp. (a)	10,120	485,962
Newell Rubbermaid, Inc.	15,190	560,055
Tupperware Brands Corp.	2,785	188,294

		1,249,244

TOTAL HOUSEHOLD DURABLES		6,919,775

INTERNET & CATALOG RETAIL – 9.4%
Catalog Retail – 0.5%
HSN, Inc.	1,903	147,368
Liberty Media Corp. Interactive Series A (a)	25,075	686,052

		833,420

Internet Retail – 8.9%
1-800-FLOWERS.com, Inc. Class A (a)	1,443	11,385
Amazon.com, Inc. (a)	21,814	7,733,717
Blue Nile, Inc. (a)	661	20,544
Expedia, Inc.	5,736	492,895
FTD Cos., Inc. (a)	1,089	37,298
Groupon, Inc. Class A (a)	24,003	171,862
Lands’ End, Inc. (a)	1,008	34,968
Liberty Media Corp. Series A (a)	7,636	285,205
Liberty TripAdvisor Holdings, Inc. (a)	3,910	93,605
Netflix, Inc. (a)	3,181	1,405,366
NutriSystem, Inc.	1,554	27,692
Orbitz Worldwide, Inc. (a)	4,875	44,996
Overstock.com, Inc. (a)	893	19,985
PetMed Express, Inc.	1,110	17,427
priceline.com, Inc. (a)	2,921	2,948,691
Shutterfly, Inc. (a)	2,125	93,224
TripAdvisor, Inc. (a)	6,492	435,029

		13,873,889

TOTAL INTERNET & CATALOG RETAIL		14,707,309

LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Arctic Cat, Inc.	775	26,056
Black Diamond, Inc. (a)	1,198	7,619
Brunswick Corp.	5,202	282,365
Callaway Golf Co.	4,429	36,141
Hasbro, Inc.	6,411	352,092
Leapfrog Enterprises, Inc. Class A (a)	1,938	4,612
Mattel, Inc.	18,706	503,191

	Shares	Value
Nautilus, Inc. (a)	1,804	$25,689
Polaris Industries, Inc.	3,487	504,185
Smith & Wesson Holding Corp. (a)	3,011	37,035
Sturm, Ruger & Co., Inc.	1,052	42,501

TOTAL LEISURE PRODUCTS		1,821,486

MEDIA – 26.2%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	2,168	19,620
Harte-Hanks, Inc.	2,664	19,367
Interpublic Group of Companies, Inc.	23,431	467,214
National CineMedia, Inc.	3,354	48,298
Omnicom Group, Inc.	13,926	1,013,813

		1,568,312

Broadcasting – 2.1%
CBS Corp. Class B (non-vtg.)	27,048	1,482,501
Cumulus Media, Inc. Class A (a)	7,786	27,095
Discovery Communications, Inc. Class A (a)	8,201	237,706
Discovery Communications, Inc. Class C (non-vtg.) (a)	15,487	431,778
Entercom Communications Corp. Class A (a)	1,221	14,127
Entravision Communications Corp.	3,556	21,940
Gray Television, Inc. (a)	2,873	27,179
Liberty Media Corp. (a)	11,409	389,275
Liberty Media Corp. Class A (a)	5,199	177,026
Media General, Inc. (a)	3,959	56,614
Nexstar Broadcasting Group, Inc. Class A	1,755	87,566
Scripps Networks Interactive, Inc. Class A	4,417	314,004
Sinclair Broadcast Group, Inc. Class A	3,772	93,319

		3,360,130

Cable & Satellite – 10.9%
AMC Networks, Inc. Class A (a)	3,351	223,512
Cablevision Systems Corp. – NY Group Class A	10,852	205,320
Charter Communications, Inc. Class A (a)	4,220	637,705
Comcast Corp. Class A	119,293	6,339,827
Comcast Corp. Class A (special) (non-vtg.)	23,808	1,259,443
DIRECTV (a)	26,470	2,257,362
DISH Network Corp. Class A (a)	12,312	866,149
Liberty Broadband Corp. Class A (a)	1,313	58,389
Liberty Broadband Corp. Class C (a)	3,672	163,037
Liberty Global PLC Series A (a)	13,743	642,073
Liberty Global PLC Series C (a)	35,269	1,607,914
Loral Space & Communications Ltd. (a)	752	54,076
Sirius XM Holdings, Inc. (a)	141,297	501,604

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – continued
Starz-Liberty Capital Series A (a)	4,603	$135,881
Time Warner Cable, Inc.	15,496	2,109,470

		17,061,762

Movies & Entertainment – 11.3%
AMC Entertainment Holdings, Inc.	1,232	34,644
Carmike Cinemas, Inc. (a)	1,328	36,746
Cinemark Holdings, Inc.	5,766	214,322
DreamWorks Animation SKG, Inc. Class A (a)	3,885	72,533
Global Eagle Entertainment, Inc. (a)	1,942	29,897
Lions Gate Entertainment Corp.	4,555	130,865
Live Nation Entertainment, Inc. (a)	7,765	184,574
Regal Entertainment Group Class A	4,773	100,997
Rentrak Corp. (a)	547	42,081
SFX Entertainment, Inc. (a)	2,564	8,436
The Madison Square Garden Co. Class A (a)	3,534	267,700
The Walt Disney Co.	90,525	8,234,154
Time Warner, Inc.	47,459	3,698,480
Twenty-First Century Fox, Inc. Class A	77,205	2,560,118
Twenty-First Century Fox, Inc. Class B	24,370	776,184
Viacom, Inc. Class B (non-vtg.)	20,655	1,330,595
World Wrestling Entertainment, Inc. Class A	1,908	23,106

		17,745,432

Publishing – 0.9%
E.W. Scripps Co. Class A (a)	1,770	34,922
Gannett Co., Inc.	12,538	388,803
John Wiley & Sons, Inc. Class A	2,644	163,822
Journal Communications, Inc. Class A (a)	2,110	21,206
Meredith Corp.	2,087	108,649
Morningstar, Inc.	1,109	73,848
New Media Investment Group, Inc.	1,800	42,102
News Corp. Class A (a)	21,186	315,460
Scholastic Corp.	1,550	57,009
The McClatchy Co. Class A (a)	3,304	8,293
The New York Times Co. Class A	7,542	94,954
Time, Inc.	6,018	150,691
Tribune Publishing Co.	1,077	22,617

		1,482,376

TOTAL MEDIA		41,218,012

MULTILINE RETAIL – 5.1%
Department Stores – 1.8%
Dillard’s, Inc. Class A	1,421	161,426
J.C. Penney Co., Inc. (a)	12,645	91,929
Kohl’s Corp.	11,488	686,063
Macy’s, Inc.	19,595	1,251,729
Nordstrom, Inc.	7,852	598,322
Sears Holdings Corp. (a)	1,773	56,452

		2,845,921

	Shares	Value
General Merchandise Stores – 3.3%
Big Lots, Inc.	3,090	$141,862
Burlington Stores, Inc. (a)	3,526	175,912
Dollar General Corp. (a)	16,822	1,128,083
Dollar Tree, Inc. (a)	11,409	811,180
Family Dollar Stores, Inc.	5,704	434,075
Fred’s, Inc. Class A	1,998	33,167
Target Corp.	33,405	2,458,942
Tuesday Morning Corp. (a)	2,452	43,400

		5,226,621

TOTAL MULTILINE RETAIL		8,072,542

SPECIALTY RETAIL – 19.9%
Apparel Retail – 4.7%
Abercrombie & Fitch Co. Class A	3,045	77,708
Aeropostale, Inc. (a)	2,052	5,007
American Eagle Outfitters, Inc.	9,762	137,058
ANN, Inc. (a)	2,572	85,133
Ascena Retail Group, Inc. (a)	7,563	87,428
Brown Shoe Co., Inc.	2,329	66,120
Chico’s FAS, Inc.	8,106	135,208
DSW, Inc. Class A	4,081	145,120
Express, Inc. (a)	4,747	62,091
Finish Line, Inc. Class A	2,666	62,918
Foot Locker, Inc.	7,977	424,536
Francescas Holdings Corp. (a)	2,331	36,970
Gap, Inc.	13,270	546,591
Genesco, Inc. (a)	1,332	95,171
Guess?, Inc.	3,552	66,707
L Brands, Inc.	13,754	1,164,001
Ross Stores, Inc.	11,732	1,075,942
Shoe Carnival, Inc.	777	18,042
Stage Stores, Inc.	1,762	35,240
Stein Mart, Inc.	1,754	24,135
The Buckle, Inc.	1,651	83,854
The Cato Corp. Class A	1,447	61,353
The Children’s Place Retail Stores, Inc.	1,226	73,499
The Men’s Wearhouse, Inc.	2,305	107,113
TJX Companies, Inc.	38,454	2,535,657
Urban Outfitters, Inc. (a)	5,967	208,010
Zumiez, Inc. (a)	1,220	45,494

		7,466,106

Automotive Retail – 3.1%
Advance Auto Parts, Inc.	4,050	643,950
America’s Car Mart, Inc. (a)	447	23,740
Asbury Automotive Group, Inc. (a)	1,518	112,651
AutoNation, Inc. (a)	4,314	257,201
AutoZone, Inc. (a)	1,822	1,087,661
CarMax, Inc. (a)	12,161	755,198
CST Brands, Inc.	4,210	181,451
Group 1 Automotive, Inc.	1,212	97,433
Lithia Motors, Inc. Class A	1,319	111,719

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
Monro Muffler Brake, Inc.	1,665	$95,138
Murphy USA, Inc. (a)	2,543	177,527
O’Reilly Automotive, Inc. (a)	5,757	1,078,631
Penske Automotive Group, Inc.	2,539	122,761
Sonic Automotive, Inc. Class A	1,891	46,575
The Pep Boys – Manny, Moe & Jack (a)	2,664	22,458

		4,814,094

Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	16,422	578,054
Conn’s, Inc. (a)	798	12,561
GameStop Corp. Class A	6,351	223,873
Rent-A-Center, Inc.	2,908	99,686

		914,174

Home Improvement Retail – 7.4%
Home Depot, Inc.	74,699	7,800,070
Lowe’s Companies, Inc.	54,775	3,711,554
Lumber Liquidators Holdings, Inc. (a)	1,518	95,862
Sears Hometown & Outlet Stores, Inc. (a)	660	7,491
Tile Shop Holdings, Inc. (a)	1,428	11,595

		11,626,572

Homefurnishing Retail – 1.1%
Aarons, Inc. Class A	3,642	115,306
Bed Bath & Beyond, Inc. (a)	11,199	837,349
Haverty Furniture Companies, Inc.	1,110	27,117
Kirkland’s, Inc. (a)	863	20,082
Mattress Firm Holding Corp. (a)	881	50,763
Pier 1 Imports, Inc.	4,882	82,066
Restoration Hardware Holdings, Inc. (a)	1,756	153,703
Select Comfort Corp. (a)	2,975	88,774
Williams-Sonoma, Inc.	4,976	389,372

		1,764,532

Specialty Stores – 3.0%
Barnes & Noble, Inc. (a)	2,215	52,030
Big 5 Sporting Goods Corp.	1,135	13,518
Cabela’s, Inc. Class A (a)	2,765	151,937
Dick’s Sporting Goods, Inc.	5,338	275,708
Five Below, Inc. (a)	2,416	80,501
GNC Holdings, Inc. Class A	5,012	222,232
Hibbett Sports, Inc. (a)	1,443	67,879
MarineMax, Inc. (a)	1,419	36,199
Office Depot, Inc. (a)	28,557	217,033
PetSmart, Inc.	5,247	428,706
Sally Beauty Holdings, Inc. (a)	8,575	266,511
Signet Jewelers Ltd.	4,221	511,205
Staples, Inc.	35,728	609,163
The Container Store Group, Inc. (a)	1,105	20,133
Tiffany & Co., Inc.	7,189	622,855
Tractor Supply Co.	7,661	621,843
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3,414	450,443

	Shares	Value
Vitamin Shoppe, Inc. (a)	1,749	$73,930
Winmark Corp.	133	10,841

		4,732,667

TOTAL SPECIALTY RETAIL		31,318,145

TEXTILES, APPAREL & LUXURY GOODS – 6.9%
Apparel, Accessories & Luxury Goods – 4.3%
Carter’s, Inc.	2,934	239,092
Coach, Inc.	15,234	566,553
Columbia Sportswear Co.	1,554	66,045
Fossil Group, Inc. (a)	2,651	259,268
G-III Apparel Group Ltd. (a)	1,102	107,114
Hanesbrands, Inc.	5,530	615,931
Iconix Brand Group, Inc. (a)	2,550	84,762
Kate Spade & Co. (a)	7,104	223,989
lululemon athletica, Inc. (a)	6,084	403,004
Michael Kors Holdings Ltd. (a)	11,417	808,209
Movado Group, Inc.	1,016	24,415
Oxford Industries, Inc.	865	48,388
PVH Corp.	4,571	503,999
Quiksilver, Inc. (a)	6,917	12,935
Ralph Lauren Corp.	3,404	568,094
Tumi Holdings, Inc. (a)	3,202	72,589
Under Armour, Inc. Class A (a)	9,210	663,857
Vera Bradley, Inc. (a)	1,305	24,886
VF Corp.	19,151	1,328,505
Vince Holding Corp. (a)	903	21,175

		6,642,810

Footwear – 2.6%
Crocs, Inc. (a)	4,875	51,675
Deckers Outdoor Corp. (a)	1,937	127,939
NIKE, Inc. Class B	38,349	3,537,695
Skechers U.S.A., Inc. Class A (a)	2,278	137,477
Steven Madden Ltd. (a)	3,323	114,112
Wolverine World Wide, Inc.	5,662	159,385

		4,128,283

Textiles – 0.0%
Unifi, Inc. (a)	886	28,556

TOTAL TEXTILES, APPAREL & LUXURY GOODS		10,799,649

TOTAL COMMON STOCKS (Cost $165,549,375)		156,853,851

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $125,435)	125,435	125,435

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $165,674,810)		156,979,286

NET OTHER ASSETS (LIABILITIES) – 0.1%		128,566

NET ASSETS – 100%		$157,107,852

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$156,853,851	$156,853,851	$—	$—
Money Market Funds	125,435	125,435	—	—

Total Investments in Securities:	$156,979,286	$156,979,286	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Fidelity MSCI Consumer Staples Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 20.6%
Brewers – 0.8%
Molson Coors Brewing Co. Class B	16,814	$1,276,687
The Boston Beer Co., Inc. Class A (a)	1,059	333,077

		1,609,764

Distillers & Vintners – 1.6%
Brown-Forman Corp. Class B	13,939	1,238,759
Constellation Brands, Inc. Class A (a)	18,712	2,066,740

		3,305,499

Soft Drinks – 18.2%
Coca-Cola Bottling Co. Consolidated	571	55,695
Coca-Cola Enterprises, Inc.	25,686	1,081,381
Dr Pepper Snapple Group, Inc.	21,992	1,699,322
Monster Beverage Corp. (a)	15,791	1,846,757
National Beverage Corp. (a)	1,296	28,175
PepsiCo, Inc.	165,847	15,553,132
The Coca-Cola Co.	434,465	17,886,924

		38,151,386

TOTAL BEVERAGES		43,066,649

CHEMICALS – 0.0%
Specialty Chemicals – 0.0%
Landec Corp. (a)	2,133	27,238

FOOD & STAPLES RETAILING – 25.5%
Drug Retail – 9.8%
CVS Health Corp.	127,472	12,512,652
Rite Aid Corp. (a)	107,926	753,323
Walgreens Boots Alliance, Inc.	100,025	7,376,844

		20,642,819

Food Distributors – 1.6%
SpartanNash Co.	4,173	107,496
Sysco Corp.	65,582	2,568,847
The Andersons, Inc.	3,014	135,570
The Chefs’ Warehouse, Inc. (a)	2,202	47,101
United Natural Foods, Inc. (a)	5,496	424,731

		3,283,745

Food Retail – 3.5%
Casey’s General Stores, Inc.	4,537	414,228
Ingles Markets, Inc. Class A	1,240	52,886
Natural Grocers by Vitamin Cottage, Inc. (a)	1,113	34,281
Sprouts Farmers Market Inc. (a)	14,168	515,857
SUPERVALU, Inc. (a)	22,888	222,929
The Fresh Market, Inc. (a)	4,566	174,010
The Kroger Co.	51,683	3,568,711
The Pantry, Inc. (a)	2,579	95,165
Village Super Market, Inc. Class A	819	23,727
Weis Markets, Inc.	1,552	71,128
Whole Foods Market, Inc.	39,897	2,078,434

		7,251,356

	Shares	Value
Hypermarkets & Super Centers – 10.6%
Costco Wholesale Corp.	48,493	$6,934,014
PriceSmart, Inc.	2,152	175,990
Wal-Mart Stores, Inc.	177,405	15,075,877

		22,185,881

TOTAL FOOD & STAPLES RETAILING		53,363,801

FOOD PRODUCTS – 18.8%
Agricultural Products – 2.8%
Alico, Inc.	407	19,349
Archer-Daniels-Midland Co.	71,059	3,313,481
Bunge Ltd.	16,065	1,438,299
Darling International, Inc. (a)	18,259	310,038
Fresh Del Monte Produce, Inc.	5,025	168,991
Ingredion, Inc.	8,251	665,361

		5,915,519

Packaged Foods & Meats – 16.0%
B&G Foods, Inc.	5,893	175,847
Boulder Brands, Inc. (a)	7,147	71,684
Cal-Maine Foods, Inc.	3,143	110,162
Calavo Growers, Inc.	1,762	70,674
Campbell Soup Co.	22,891	1,047,034
ConAgra Foods, Inc.	46,959	1,663,757
Dean Foods Co.	10,386	188,194
Diamond Foods, Inc. (a)	2,412	59,287
Farmer Bros Co. (a)	965	28,863
Flowers Foods, Inc.	20,785	406,555
General Mills, Inc.	68,139	3,575,935
Hormel Foods Corp.	16,643	852,454
J&J Snack Foods Corp.	1,910	187,409
John B Sanfilippo & Son, Inc.	1,094	39,898
Kellogg Co.	30,091	1,973,368
Keurig Green Mountain, Inc.	13,499	1,654,437
Kraft Foods Group, Inc.	65,948	4,309,042
Lancaster Colony Corp.	2,489	223,836
McCormick & Co., Inc. (non-vtg.)	13,507	964,265
Mead Johnson Nutrition Co.	22,353	2,201,547
Mondelez International, Inc. Class A	186,011	6,555,028
Pinnacle Foods, Inc.	10,518	378,332
Post Holdings, Inc. (a)	5,646	266,774
Sanderson Farms, Inc.	2,298	183,748
Seaboard Corp. (a)	34	130,050
Seneca Foods Corp. Class A (a)	861	22,283
Snyders-Lance, Inc.	5,413	157,464
The Hain Celestial Group, Inc. (a)	11,277	595,087
The Hershey Co.	17,251	1,763,225
The JM Smucker Co.	11,376	1,173,434
Tootsie Roll Industries, Inc.	2,313	72,143
TreeHouse Foods, Inc. (a)	4,616	418,671
Tyson Foods, Inc. Class A	33,644	1,313,462
WhiteWave Foods Co. Class A (a)	19,184	632,497

		33,466,446

TOTAL FOOD PRODUCTS		39,381,965

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity MSCI Consumer Staples Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 19.4%
Household Products – 19.4%
Central Garden and Pet Co. Class A (a)	3,600	$32,760
Church & Dwight Co., Inc.	15,211	1,230,874
Colgate-Palmolive Co.	101,035	6,821,883
Energizer Holdings, Inc.	6,845	876,229
Harbinger Group, Inc. (a)	12,469	155,738
Kimberly-Clark Corp.	41,499	4,480,232
Spectrum Brands Holdings, Inc.	2,823	253,167
The Clorox Co.	14,558	1,553,484
The Procter & Gamble Co.	298,017	25,119,853
WD-40 Co.	1,807	148,282

TOTAL HOUSEHOLD PRODUCTS		40,672,502

PERSONAL PRODUCTS – 1.4%
Personal Products – 1.4%
Avon Products, Inc.	47,803	369,995
Elizabeth Arden, Inc. (a)	2,445	36,137
Herbalife Ltd.	7,608	231,892
Inter Parfums, Inc.	1,870	47,030
Medifast, Inc. (a)	1,120	35,493
Nu Skin Enterprises, Inc. Class A	6,193	253,789
Revlon, Inc. Class A (a)	1,451	47,506
The Estee Lauder Cos., Inc. Class A	26,047	1,838,658
USANA Health Sciences, Inc. (a)	766	75,099

TOTAL PERSONAL PRODUCTS		2,935,599

	Shares	Value
TOBACCO – 14.1%
Tobacco – 14.1%
Altria Group, Inc.	193,506	$10,275,169
Lorillard, Inc.	40,227	2,639,294
Philip Morris International, Inc.	171,939	13,796,385
Reynolds American, Inc.	35,660	2,423,097
Universal Corp.	3,601	144,616
Vector Group Ltd.	10,530	235,661

TOTAL TOBACCO		29,514,222

TOTAL COMMON STOCKS (Cost $201,346,974)		208,961,976

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $330,133)	330,133	330,133

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $201,677,107)		209,292,109

NET OTHER ASSETS (LIABILITIES) – 0.1%		174,886

NET ASSETS – 100%		$209,466,995

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$208,961,976	$208,961,976	$—	$—
Money Market Funds	330,133	330,133	—	—

Total Investments in Securities:	$209,292,109	$209,292,109	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Fidelity MSCI Energy Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.5%
Oil & Gas Drilling – 1.9%
Atwood Oceanics, Inc.	7,667	$219,123
Diamond Offshore Drilling, Inc.	8,609	271,442
Ensco PLC Class A	29,351	823,002
Helmerich & Payne, Inc.	13,552	807,157
Hercules Offshore, Inc. (a)	23,447	16,882
Nabors Industries Ltd.	33,833	389,418
Noble Corp. PLC	31,873	516,980
Paragon Offshore PLC	10,860	22,697
Parker Drilling Co. (a)	15,815	42,859
Patterson-UTI Energy, Inc.	18,478	317,082
Pioneer Energy Services Corp. (a)	8,022	33,211
Rowan Cos. PLC Class A	14,873	314,118
Transocean Partners LLC	2,675	39,135
Unit Corp. (a)	5,583	166,262

		3,979,368

Oil & Gas Equipment & Services – 15.6%
Baker Hughes, Inc.	54,481	3,159,353
Basic Energy Services, Inc. (a)	4,811	28,289
Bristow Group, Inc.	4,445	247,631
C&J Energy Services, Inc. (a)	5,702	58,731
Cameron International Corp. (a)	25,403	1,137,546
CARBO Ceramics, Inc.	2,686	88,047
CHC Group Ltd. (a)	5,022	9,542
Core Laboratories N.V.	5,557	515,412
Dresser-Rand Group, Inc. (a)	9,585	767,567
Dril-Quip, Inc. (a)	5,034	373,674
Era Group, Inc. (a)	2,483	55,917
Exterran Holdings, Inc.	7,586	205,656
FMC Technologies, Inc. (a)	29,403	1,102,024
Forum Energy Technologies, Inc. (a)	7,790	120,355
Frank’s International N.V.	4,962	81,228
Geospace Technologies Corp. (a)	1,712	41,054
Gulf Island Fabrication, Inc.	1,729	28,650
Gulfmark Offshore, Inc. Class A	764	15,074
Halliburton Co.	106,503	4,259,055
Helix Energy Solutions Group, Inc. (a)	12,600	236,502
Hornbeck Offshore Services, Inc. (a)	4,196	93,151
ION Geophysical Corp. (a)	16,656	37,476
Key Energy Services, Inc. (a)	1,372	2,305
Matrix Service Co. (a)	3,426	65,779
McDermott International, Inc. (a)	29,982	67,459
National Oilwell Varco, Inc.	53,876	2,932,471
Natural Gas Services Group, Inc. (a)	1,703	34,384
Newpark Resources, Inc. (a)	10,512	90,824
Oceaneering International, Inc.	13,531	708,483
Oil States International, Inc. (a)	6,132	251,841
PHI, Inc. (non-vtg.) (a)	1,534	52,478
RigNet, Inc. (a)	1,699	58,140
RPC, Inc.	8,404	104,798
Schlumberger Ltd.	162,230	13,366,130

	Shares	Value
SEACOR Holdings, Inc. (a)	2,361	$169,874
Seventy Seven Energy, Inc. (a)	131	517
Superior Energy Services, Inc.	19,441	388,820
Tesco Corp.	4,405	45,107
TETRA Technologies, Inc. (a)	10,275	50,758
Tidewater, Inc.	6,261	183,197
Weatherford International PLC (a)	96,827	1,000,223
Willbros Group, Inc. (a)	5,607	31,287

		32,266,809

TOTAL ENERGY EQUIPMENT & SERVICES		36,246,177

GAS UTILITIES – 0.5%
Gas Utilities – 0.5%
ONEOK, Inc.	26,027	1,145,969

METALS & MINING – 0.1%
Diversified Metals & Mining – 0.1%
US Silica Holdings, Inc.	6,735	169,722

OIL, GAS & CONSUMABLE FUELS – 81.7%
Coal & Consumable Fuels – 0.6%
Alpha Natural Resources, Inc. (a)	28,498	29,638
Arch Coal, Inc.	26,940	24,982
Cloud Peak Energy, Inc. (a)	7,690	52,215
CONSOL Energy, Inc.	28,824	834,455
Peabody Energy Corp.	34,132	212,642
Solazyme, Inc. (a)	7,391	16,334
Westmoreland Coal Co. (a)	1,913	49,891

		1,220,157

Integrated Oil & Gas – 39.1%
Chevron Corp.	237,645	24,365,742
Exxon Mobil Corp.	533,704	46,656,403
Hess Corp.	34,706	2,342,308
Occidental Petroleum Corp.	97,587	7,806,960

		81,171,413

Oil & Gas Exploration & Production – 25.3%
Abraxas Petroleum Corp. (a)	12,811	37,921
Anadarko Petroleum Corp.	63,347	5,178,617
Antero Resources Corp. (a)	6,556	227,165
Apache Corp.	47,896	2,996,853
Approach Resources, Inc. (a)	4,765	29,877
Bill Barrett Corp. (a)	6,301	64,270
Bonanza Creek Energy, Inc. (a)	4,162	108,545
Cabot Oil & Gas Corp.	52,213	1,383,645
California Resources Corp. (a)	39,571	202,604
Callon Petroleum Co. (a)	6,643	36,204
Carrizo Oil & Gas, Inc. (a)	5,538	249,764
Chesapeake Energy Corp.	66,671	1,278,750
Cimarex Energy Co.	10,891	1,123,951
Clayton Williams Energy, Inc. (a)	780	43,602
Cobalt International Energy, Inc. (a)	36,274	330,819

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity MSCI Energy Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Comstock Resources, Inc.	5,702	$23,036
Concho Resources, Inc. (a)	14,135	1,566,865
ConocoPhillips	153,902	9,692,748
Contango Oil & Gas Co. (a)	2,096	63,027
Continental Resources, Inc. (a)	11,668	529,727
Denbury Resources, Inc.	44,259	305,387
Devon Energy Corp.	48,690	2,934,546
Diamondback Energy, Inc. (a)	6,071	418,838
Eclipse Resources Corp. (a)	4,460	27,652
Emerald Oil, Inc. (a)	8,529	7,019
Energen Corp.	9,169	581,498
Energy XXI Bermuda Ltd.	11,626	34,180
EOG Resources, Inc.	68,533	6,101,493
EP Energy Corp. (a)	6,334	65,557
EQT Corp.	18,955	1,411,010
EXCO Resources, Inc.	20,473	40,741
Gastar Exploration, Inc. (a)	9,903	23,173
Goodrich Petroleum Corp. (a)	4,573	11,524
Gulfport Energy Corp. (a)	10,720	412,613
Halcon Resources Corp. (a)	32,467	45,454
Jones Energy, Inc. Class A (a)	1,525	15,555
Kosmos Energy Ltd. (a)	14,523	127,367
Laredo Petroleum Holdings, Inc. (a)	9,329	91,518
LinnCo LLC	16,184	167,181
Magnum Hunter Resources Corp. (a)	20,233	39,252
Marathon Oil Corp.	84,492	2,247,487
Matador Resources Co. (a)	8,748	188,607
Memorial Resource Development Corp. (a)	9,788	187,440
Murphy Oil Corp.	21,133	949,083
Newfield Exploration Co. (a)	17,162	511,084
Noble Energy, Inc.	45,326	2,163,863
Northern Oil and Gas, Inc. (a)	7,453	46,805
Oasis Petroleum, Inc. (a)	12,744	171,279
Parsley Energy, Inc. (a)	7,681	128,810
PDC Energy, Inc. (a)	4,546	208,843
Penn Virginia Corp. (a)	8,960	43,725
PetroQuest Energy, Inc. (a)	7,032	20,604
Pioneer Natural Resources Co.	17,932	2,699,304
QEP Resources, Inc.	21,431	433,335
Range Resources Corp.	21,162	979,166
Resolute Energy Corp. (a)	7,862	5,739
Rex Energy Corp. (a)	6,722	23,796
Rice Energy, Inc. (a)	5,339	91,190
Rosetta Resources, Inc. (a)	7,694	131,337
RSP Permian, Inc. (a)	4,915	131,722
Sanchez Energy Corp. (a)	167	1,860
SandRidge Energy, Inc. (a)	10,959	15,452
SM Energy Co.	8,450	319,579
Southwestern Energy Co. (a)	47,604	1,180,103
Stone Energy Corp. (a)	7,056	99,348
Swift Energy Co. (a)	5,679	12,096

	Shares	Value
Synergy Resources Corp. (a)	10,802	$132,108
Triangle Petroleum Corp. (a)	8,199	43,045
Ultra Petroleum Corp. (a)	19,258	245,540
Vaalco Energy, Inc. (a)	7,067	39,151
W&T Offshore, Inc.	4,787	24,222
Warren Resources, Inc. (a)	9,699	10,184
Whiting Petroleum Corp. (a)	20,852	625,977
WPX Energy, Inc. (a)	24,228	258,271

		52,399,703

Oil & Gas Refining & Marketing – 7.5%
Alon USA Energy, Inc.	3,618	43,705
Clean Energy Fuels Corp. (a)	9,321	38,869
CVR Energy, Inc.	2,241	85,875
Delek US Holdings, Inc.	6,862	211,693
Green Plains, Inc.	4,245	99,375
HollyFrontier Corp.	23,629	848,754
Marathon Petroleum Corp.	35,490	3,286,019
PBF Energy, Inc. Class A	11,046	310,393
Phillips 66	69,957	4,919,376
Renewable Energy Group, Inc. (a)	4,380	38,281
REX American Resources Corp. (a)	774	42,965
Tesoro Corp.	16,048	1,311,603
Valero Energy Corp.	66,116	3,496,214
Western Refining, Inc.	10,141	376,535
World Fuel Services Corp.	9,112	446,215

		15,555,872

Oil & Gas Storage & Transportation – 9.2%
Cheniere Energy, Inc. (a)	28,341	2,022,980
Enbridge Energy Management LLC (a)	6,438	241,361
EnLink Midstream LLC	5,161	163,294
Kinder Morgan, Inc.	225,343	9,250,330
SemGroup Corp. Class A	5,351	360,283
Spectra Energy Corp.	84,028	2,809,896
Targa Resources Corp.	4,766	413,832
The Williams Cos., Inc.	88,881	3,898,321

		19,160,297

TOTAL OIL, GAS & CONSUMABLE FUELS		169,507,442

TOTAL COMMON STOCKS (Cost $241,204,446)		207,069,310

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $215,564)	215,564	215,564

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $241,420,010)		207,284,874

NET OTHER ASSETS (LIABILITIES) – 0.1%		137,281

NET ASSETS – 100%		$207,422,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$207,069,310	$207,069,310	$—	$—
Money Market Funds	215,564	215,564	—	—

Total Investments in Securities:	$207,284,874	$207,284,874	$—	$—

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.1%
	Shares	Value
BANKS – 18.2%
Diversified Banks – 9.2%
Comerica, Inc.	10,983	$455,795
Square 1 Financial, Inc. Class A (a)	1,188	27,633
US Bancorp	109,615	4,593,965
Wells Fargo & Co.	301,719	15,665,250

		20,742,643

Regional Banks – 9.0%
1st Source Corp.	825	24,527
Ameris Bancorp	1,672	40,345
Arrow Financial Corp.	823	21,044
Associated Banc-Corp	9,584	161,107
Bancfirst Corp.	459	26,466
BancorpSouth, Inc.	5,403	107,250
Bank of Hawaii Corp.	2,689	151,821
Bank of the Ozarks, Inc.	4,429	143,632
BankUnited, Inc.	5,956	164,743
Banner Corp.	1,236	49,910
BB&T Corp.	43,791	1,545,384
BBCN Bancorp, Inc.	4,610	59,700
Blue Hills Bancorp, Inc. (a)	1,827	24,281
BOK Financial Corp.	1,477	79,920
Boston Private Financial Holdings, Inc.	4,992	54,912
Bryn Mawr Bank Corp.	815	23,757
Camden National Corp.	495	18,394
Capital Bank Financial Corp. Class A (a)	1,775	43,346
Cardinal Financial Corp.	1,943	34,605
Cathay General Bancorp	4,603	109,966
Centerstate Banks, Inc.	2,815	30,993
Central Pacific Financial Corp.	1,424	29,876
Chemical Financial Corp.	2,026	57,457
CIT Group, Inc.	11,281	494,333
City Holding Co.	981	41,526
City National Corp.	3,050	264,405
CoBiz Financial, Inc.	2,256	24,590
Columbia Banking System, Inc.	3,307	84,097
Commerce Bancshares, Inc.	5,330	213,200
Community Bank System, Inc.	2,547	85,656
Community Trust Bancorp, Inc.	1,003	31,675
ConnectOne Bancorp, Inc.	1,695	31,188
Cullen/Frost Bankers, Inc.	3,458	215,433
Customers Bancorp, Inc. (a)	1,496	29,396
CVB Financial Corp.	5,894	86,111
Eagle Bancorp, Inc. (a)	1,702	58,208
East West Bancorp, Inc.	8,744	316,358
Enterprise Financial Services Corp.	1,169	22,340
FCB Financial Holdings, Inc. Class A (a)	592	13,373
Fifth Third Bancorp	50,680	876,764
First BanCorp (a)	6,673	36,635
First BanCorp/NC	1,111	18,443
First Citizens BancShares, Inc. Class A	434	105,918
First Commonwealth Financial Corp.	5,671	44,744

	Shares	Value
First Community Bancshares, Inc.	972	$15,251
First Financial Bancorp	3,608	59,604
First Financial Bankshares, Inc.	3,128	77,262
First Financial Corp.	686	22,233
First Horizon National Corp.	14,460	187,835
First Interstate Bancsystem, Inc.	1,285	30,712
First Merchants Corp.	2,146	46,869
First Midwest Bancorp, Inc.	4,705	72,457
First NBC Bank Holding Co. (a)	933	28,886
First Niagara Financial Group, Inc.	21,806	177,065
First Republic Bank	7,971	405,883
FirstMerit Corp.	10,136	166,078
Flushing Financial Corp.	1,774	32,109
FNB Corp.	10,214	122,568
Fulton Financial Corp.	11,522	128,470
Glacier Bancorp, Inc.	4,592	102,264
Great Southern Bancorp, Inc.	657	23,731
Hancock Holding Co.	5,092	132,952
Hanmi Financial Corp.	1,955	38,826
Heartland Financial USA, Inc.	990	27,344
Heritage Financial Corp.	1,928	29,923
Home BancShares, Inc.	3,108	92,059
HomeTrust Bancshares, Inc. (a)	1,403	21,676
Huntington Bancshares, Inc.	49,654	497,533
Iberiabank Corp.	1,922	104,960
Independent Bank Corp.	1,476	55,837
International Bancshares Corp.	3,506	78,920
Investors Bancorp, Inc.	21,706	238,983
KeyCorp	53,131	690,172
Lakeland Bancorp, Inc.	2,431	26,231
Lakeland Financial Corp.	1,041	39,287
LegacyTexas Financial Group, Inc.	2,438	48,321
M&T Bank Corp.	7,208	815,657
MB Financial, Inc.	3,899	110,771
National Bank Holdings Corp. Class A	2,450	45,203
National Penn Bancshares, Inc.	7,730	74,981
NBT Bancorp, Inc.	2,767	63,669
OFG Bancorp	2,795	45,000
Old National Bancorp	7,099	95,198
Opus Bank (a)	982	25,630
PacWest Bancorp	1,534	65,586
Peoples Bancorp, Inc.	733	16,749
Pinnacle Financial Partners, Inc.	2,117	76,085
Popular, Inc. (a)	6,295	194,075
PrivateBancorp, Inc.	4,416	133,981
Prosperity Bancshares, Inc.	4,084	187,006
Regions Financial Corp.	83,768	728,782
Renasant Corp.	1,882	49,233
Republic Bancorp, Inc. Class A	638	14,540
S&T Bancorp, Inc.	1,814	49,867
ServisFirst Bancshares, Inc.	1,320	40,128
Signature Bank (a)	3,078	360,526
Simmons First National Corp. Class A	901	33,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
South State Corp.	1,483	$88,550
Southside Bancshares, Inc.	1,410	38,493
State Bank Financial Corp.	1,971	35,990
Sterling Bancorp/DE	5,024	66,216
Stock Yards Bancorp, Inc.	910	28,028
SunTrust Banks, Inc.	32,317	1,241,619
Susquehanna Bancshares, Inc.	11,592	146,175
SVB Financial Group (a)	3,088	348,635
Synovus Financial Corp.	8,559	220,565
Talmer Bancorp, Inc. Class A	3,839	51,903
TCF Financial Corp.	9,771	143,634
Texas Capital Bancshares, Inc. (a)	2,798	114,298
The Bancorp, Inc. (a)	2,487	21,189
The PNC Financial Services Group, Inc.	32,881	2,779,760
Towne Bank	2,674	38,800
Trico Bancshares	1,318	30,775
TriState Capital Holdings Inc. (a)	1,688	15,968
Trustmark Corp.	3,929	83,923
UMB Financial Corp.	2,397	116,302
Umpqua Holdings Corp.	13,256	205,601
Union Bankshares Corp.	2,762	55,240
United Bankshares, Inc.	3,827	129,391
United Community Banks, Inc.	1,848	32,359
Univest Corp. of Pennsylvania	1,123	20,798
Valley National Bancorp	13,411	121,772
Washington Trust Bancorp, Inc.	887	32,482
Webster Financial Corp.	5,584	170,480
WesBanco, Inc.	1,789	53,992
Westamerica BanCorp.	1,646	66,959
Western Alliance Bancorp (a)	4,912	126,288
Wilshire Bancorp, Inc.	4,428	40,295
Wintrust Financial Corp.	2,700	117,369
Zions BanCorp.	12,363	296,218

		20,226,579

TOTAL BANKS		40,969,222

CAPITAL MARKETS – 12.1%
Asset Management & Custody Banks – 7.1%
Affiliated Managers Group, Inc. (a)	3,383	695,274
Ameriprise Financial, Inc.	11,375	1,421,193
Arlington Asset Investment Corp. Class A	892	23,665
Artisan Partners Asset Management, Inc. Class A	1,998	96,443
BlackRock, Inc.	8,078	2,750,640
Calamos Asset Management, Inc. Class A	1,272	15,964
Cohen & Steers, Inc.	1,245	52,390
Eaton Vance Corp.	7,192	289,478
Federated Investors, Inc. Class B	5,760	182,074
Financial Engines, Inc.	3,206	115,095
Franklin Resources, Inc.	24,692	1,272,379
GAMCO Investors, Inc. Class A	315	25,720
Invesco Ltd.	26,217	962,950

	Shares	Value
Janus Capital Group, Inc.	9,151	$160,509
Legg Mason, Inc.	6,341	351,545
Northern Trust Corp.	13,597	888,972
NorthStar Asset Management Group, Inc.	11,517	243,815
Pzena Investment Management, Inc. Class A	1,136	9,236
Safeguard Scientifics, Inc. (a)	1,302	23,866
SEI Investments Co.	8,667	348,153
State Street Corp.	25,736	1,840,381
T Rowe Price Group, Inc.	15,985	1,258,339
The Bank of New York Mellon Corp.	68,830	2,477,880
Virtus Investment Partners, Inc.	469	63,610
Waddell & Reed Financial, Inc. Class A	5,147	230,122
Walter Investment Management Corp. (a)	2,462	37,102
Westwood Holdings Group, Inc.	457	26,958
WisdomTree Investments, Inc.	6,638	115,634

		15,979,387

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	2,126	72,220
Investment Banking & Brokerage – 5.0%
BGC Partners, Inc. Class A	10,542	82,544
Cowen Group, Inc. Class A (a)	6,687	27,818
E*TRADE Financial Corp. (a)	17,552	404,573
Evercore Partners, Inc. Class A	2,112	101,101
GFI Group, Inc.	4,824	27,063
Greenhill & Co., Inc.	1,646	60,704
INTL. FCStone, Inc. (a)	1,003	19,338
Investment Technology Group, Inc. (a)	2,301	47,746
KCG Holdings, Inc. Class A (a)	4,929	60,282
LPL Financial Holdings, Inc.	4,919	202,417
Moelis & Co. Class A	1,070	33,170
Morgan Stanley	89,570	3,028,362
Oppenheimer Holdings, Inc. Class A	719	14,200
Piper Jaffray Cos. (a)	1,021	52,122
Raymond James Financial, Inc.	7,770	408,857
RCS Capital Corp. Class A	2,109	19,888
Stifel Financial Corp. (a)	3,855	181,763
TD Ameritrade Holding Corp.	16,628	538,581
The Charles Schwab Corp.	71,343	1,853,491
The Goldman Sachs Group, Inc.	24,121	4,158,702

		11,322,722

TOTAL CAPITAL MARKETS		27,374,329

CONSUMER FINANCE – 4.8%
Consumer Finance – 4.8%
Ally Financial, Inc. (a)	26,249	491,119
American Express Co.	57,299	4,623,456
Capital One Financial Corp.	34,143	2,499,609
Cash America International, Inc.	1,784	37,107
Credit Acceptance Corp. (a)	449	70,780
Discover Financial Services	28,095	1,527,806
Encore Capital Group, Inc. (a)	1,513	56,314
Enova International, Inc. (a)	1,630	31,378

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CONSUMER FINANCE – continued
Consumer Finance – continued
Ezcorp, Inc. Class A (a)	3,187	$32,858
First Cash Financial Services, Inc. (a)	1,714	85,220
Green Dot Corp. Class A (a)	1,831	27,923
Navient Corp.	25,484	503,054
Nelnet, Inc. Class A	1,618	70,771
PRA Group, Inc. (a)	3,082	152,621
SLM Corp.	25,878	235,749
Springleaf Holdings, Inc. (a)	1,818	57,449
Synchrony Financial (a)	10,175	314,000
World Acceptance Corp. (a)	488	35,844

TOTAL CONSUMER FINANCE		10,853,058

DIVERSIFIED FINANCIAL SERVICES – 21.7%
Multi-Sector Holdings – 4.7%
Berkshire Hathaway, Inc. Class B (a)	69,940	10,065,065
FNFV Group (a)	5,411	67,096
Leucadia National Corp.	19,038	431,592
PICO Holdings, Inc. (a)	1,470	23,505

		10,587,258

Other Diversified Financial Services – 13.9%
Bank of America Corp.	639,748	9,692,182
Citigroup, Inc.	184,441	8,659,505
JPMorgan Chase & Co.	228,827	12,443,613
Voya Financial Inc.	12,523	488,522

		31,283,822

Specialized Finance – 3.1%
CBOE Holdings, Inc.	5,187	334,406
CME Group, Inc.	19,421	1,656,611
Interactive Brokers Group, Inc. Class A	3,204	98,139
Intercontinental Exchange, Inc.	6,905	1,420,566
MarketAxess Holdings, Inc.	2,303	174,959
McGraw Hill Financial, Inc.	16,454	1,471,646
Moody’s Corp.	11,561	1,055,866
MSCI, Inc.	6,736	362,531
PHH Corp. (a)	3,444	85,893
The NASDAQ OMX Group, Inc.	7,181	327,454

		6,988,071

TOTAL DIVERSIFIED FINANCIAL SERVICES		48,859,151

INSURANCE – 16.9%
Insurance Brokers – 1.9%
Aon PLC	16,793	1,512,210
Arthur J Gallagher & Co.	9,670	429,638
Brown & Brown, Inc.	7,471	230,480
Marsh & McLennan Cos., Inc.	33,113	1,780,486
Willis Group Holdings PLC	9,776	423,301

		4,376,115

Life & Health Insurance – 4.5%
Aflac, Inc.	27,553	1,572,725
American Equity Investment Life Holding Co.	4,405	112,372
Citizens, Inc. (a)	2,727	19,689

	Shares	Value
CNO Financial Group, Inc.	12,300	$190,896
FBL Financial Group, Inc. Class A	713	37,211
Fidelity & Guaranty Life	783	16,921
Kansas City Life Insurance Co.	259	11,777
Lincoln National Corp.	15,857	792,533
MetLife, Inc.	58,159	2,704,393
Primerica, Inc.	3,360	166,790
Principal Financial Group, Inc.	17,854	837,888
Protective Life Corp.	4,854	339,537
Prudential Financial, Inc.	27,857	2,113,789
StanCorp Financial Group, Inc.	2,608	161,800
Symetra Financial Corp.	5,063	102,830
Torchmark Corp.	7,965	398,808
Unum Group	15,485	480,964

		10,060,923

Multi-line Insurance – 3.2%
American Financial Group, Inc.	4,655	270,176
American International Group, Inc.	86,800	4,241,916
Assurant, Inc.	4,345	275,951
Genworth Financial, Inc. Class A (a)	20,300	141,694
Hartford Financial Services Group, Inc.	27,189	1,057,652
HCC Insurance Holdings, Inc.	6,074	323,987
Horace Mann Educators Corp.	2,544	77,516
Kemper Corp.	2,569	89,684
Loews Corp.	20,842	797,415

		7,275,991

Property & Casualty Insurance – 6.1%
ACE Ltd.	20,419	2,204,435
Allied World Assurance Co. Holdings AG	5,885	227,573
Ambac Financial Group, Inc. (a)	1,379	33,717
AMERISAFE, Inc.	1,179	47,985
Amtrust Financial Services, Inc.	2,114	107,011
Arch Capital Group Ltd. (a)	8,210	475,934
Argo Group International Holdings Ltd.	1,614	86,333
Aspen Insurance Holdings Ltd.	4,021	174,190
Assured Guaranty Ltd.	9,776	238,730
Axis Capital Holdings Ltd.	6,073	309,116
Baldwin & Lyons, Inc. Class B	562	12,982
Cincinnati Financial Corp.	9,446	477,117
Donegal Group, Inc. Class A	652	10,425
EMC Insurance Group, Inc.	401	12,936
Employers Holdings, Inc.	1,936	40,269
Federated National Holding Co.	846	24,627
First American Financial Corp.	6,581	223,886
FNF Group	15,179	532,783
Global Indemnity PLC (a)	568	14,904
HCI Group, Inc.	573	26,478
Hilltop Holdings, Inc. (a)	4,547	82,528
Infinity Property & Casualty Corp.	745	52,351
MBIA, Inc. (a)	8,855	71,017
Meadowbrook Insurance Group, Inc.	3,062	25,415
National Interstate Corp.	486	12,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
Old Republic International Corp.	15,129	$212,411
OneBeacon Insurance Group Ltd. Class A	1,323	20,917
ProAssurance Corp.	3,534	156,804
RLI Corp.	2,395	112,349
Safety Insurance Group, Inc.	810	50,180
Selective Insurance Group, Inc.	3,480	89,854
State Auto Financial Corp.	1,137	25,014
Stewart Information Services Corp.	1,275	45,645
The Allstate Corp.	26,367	1,840,153
The Chubb Corp.	14,636	1,432,864
The Hanover Insurance Group, Inc.	2,691	185,679
The Navigators Group, Inc. (a)	698	51,806
The Progressive Corp.	34,097	884,817
The Travelers Cos., Inc.	20,622	2,120,354
United Fire Group, Inc.	1,378	38,501
Universal Insurance Holdings Inc.	1,868	43,394
WR Berkley Corp.	6,575	322,109
XL Group PLC	16,127	556,220

		13,714,337

Reinsurance – 1.2%
Alleghany Corp. (a)	999	441,648
Endurance Specialty Holdings Ltd.	2,748	167,958
Enstar Group Ltd. (a)	747	100,822
Everest Re Group Ltd.	2,766	474,037
Greenlight Capital Re Ltd. (a)	1,877	58,956
Maiden Holdings Ltd.	3,506	43,825
Montpelier Re Holdings Ltd.	2,554	89,722
PartnerRe Ltd.	2,727	311,969
Platinum Underwriters Holdings Ltd.	1,614	119,162
Reinsurance Group of America, Inc.	4,173	345,566
RenaissanceRe Holdings Ltd.	2,473	236,493
Third Point Reinsurance Ltd. (a)	3,542	46,861
Validus Holdings Ltd.	5,294	209,907

		2,646,926

TOTAL INSURANCE		38,074,292

REAL ESTATE INVESTMENT TRUSTS (REITS) – 24.2%
Diversified REIT’s – 1.8%
American Realty Capital Properties, Inc.	55,172	511,169
Cousins Properties, Inc.	12,799	141,301
Duke Realty Corp.	20,799	454,042
Empire State Realty Trust, Inc. Class A	5,749	104,632
First Potomac Realty Trust	3,603	46,118
Investors Real Estate Trust	7,318	60,373
Lexington Realty Trust	12,655	144,394
Liberty Property Trust	9,049	364,675
One Liberty Properties, Inc.	858	21,030
PS Business Parks, Inc.	1,223	102,867
RAIT Financial Trust	4,989	35,172
Select Income REIT	2,427	60,359
Spirit Realty Capital, Inc.	24,302	312,524

	Shares	Value
Vornado Realty Trust	10,274	$1,134,661
Washington Real Estate Investment Trust	4,119	118,256
Winthrop Realty Trust	2,134	34,144
WP Carey, Inc.	5,473	393,016

		4,038,733

Health Care REIT’s – 0.2%
CareTrust REIT Inc.	1,724	23,239
Healthcare Trust of America, Inc. Class A	7,296	214,940
New Senior Investment Group, Inc.	4,555	75,340
Physicians Realty Trust	3,969	70,013

		383,532

Hotel & Resort REIT’s – 0.0%
Chatham Lodging Trust	2,337	72,751

Industrial REIT’s – 0.9%
DCT Industrial Trust, Inc.	5,096	192,425
EastGroup Properties, Inc.	1,959	126,630
First Industrial Realty Trust, Inc.	6,770	147,112
Monmouth Real Estate Investment Corp. Class A	3,312	39,115
Prologis, Inc.	30,447	1,374,377
STAG Industrial, Inc.	3,931	102,992

		1,982,651

Mortgage REIT’s – 1.6%
AG Mortgage Investment Trust, Inc.	1,766	32,477
Altisource Residential Corp.	3,570	64,296
American Capital Agency Corp.	21,472	462,722
American Capital Mortgage Investment Corp.	3,133	58,399
Annaly Capital Management, Inc.	57,638	608,657
Anworth Mortgage Asset Corp.	7,628	39,589
Apollo Commercial Real Estate Finance, Inc.	3,018	49,888
Apollo Residential Mortgage, Inc.	1,978	30,956
ARMOUR Residential REIT, Inc.	21,937	72,611
Blackstone Mortgage Trust, Inc. Class A	3,303	96,448
Capstead Mortgage Corp.	5,880	70,678
Chimera Investment Corp.	62,847	197,340
Colony Financial, Inc.	6,780	169,839
CYS Investments, Inc.	9,876	87,304
Dynex Capital, Inc.	3,372	28,224
Hatteras Financial Corp.	5,912	107,480
Invesco Mortgage Capital, Inc.	7,648	117,320
iStar Financial, Inc. (a)	4,932	64,313
MFA Financial, Inc.	22,628	177,403
New Residential Investment Corp.	8,707	111,014
New York Mortgage Trust, Inc.	6,458	49,985
Newcastle Investment Corp.	3,994	17,693
NorthStar Realty Finance Corp.	13,478	254,869
PennyMac Mortgage Investment Trust	1,036	23,320
Redwood Trust, Inc.	5,139	102,420
Resource Capital Corp.	7,999	38,635
Starwood Property Trust, Inc.	13,624	326,022

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
Two Harbors Investment Corp.	22,255	$229,672
Western Asset Mortgage Capital Corp.	2,576	34,776

		3,724,350

Office REIT’s – 2.6%
Alexandria Real Estate Equities, Inc.	4,361	425,285
BioMed Realty Trust, Inc.	11,874	290,319
Boston Properties, Inc.	9,311	1,292,367
Brandywine Realty Trust	10,847	180,169
CoreSite Realty Corp.	1,389	60,852
Corporate Office Properties Trust	5,692	170,760
CyrusOne, Inc.	2,298	64,459
Digital Realty Trust, Inc.	8,255	602,120
Douglas Emmett, Inc.	8,415	239,659
DuPont Fabros Technology, Inc.	4,022	149,860
Equity Commonwealth (a)	7,092	186,874
Franklin Street Properties Corp.	5,485	70,647
Government Properties Income Trust	3,458	78,842
Gramercy Property Trust, Inc.	11,133	77,040
Highwoods Properties, Inc.	5,500	258,500
Hudson Pacific Properties, Inc.	4,320	139,752
Kilroy Realty Corp.	5,068	375,792
Mack-Cali Realty Corp.	5,220	101,842
New York REIT, Inc.	9,981	104,102
Parkway Properties, Inc./MD	4,725	86,468
Piedmont Office Realty Trust, Inc. Class A	9,478	185,105
QTS Realty Trust, Inc. Class A	804	30,560
SL Green Realty Corp.	5,834	735,084

		5,906,458

Residential REIT’s – 3.2%
American Campus Communities, Inc.	6,436	282,926
American Homes 4 Rent Class A	9,667	161,342
American Residential Properties, Inc. (a)	1,986	34,775
Apartment Investment & Management Co. Class A	9,407	374,963
Associated Estates Realty Corp.	3,589	89,402
AvalonBay Communities, Inc.	7,978	1,380,114
Camden Property Trust	5,194	400,198
Campus Crest Communities, Inc.	4,113	28,338
Education Realty Trust, Inc.	1,306	45,188
Equity Lifestyle Properties, Inc.	4,902	268,286
Equity Residential	20,916	1,623,291
Essex Property Trust, Inc.	3,859	872,327
Home Properties, Inc.	3,496	246,468
Mid-America Apartment Communities, Inc.	4,599	364,793
Post Properties, Inc.	3,321	201,751
Silver Bay Realty Trust Corp.	1,691	26,346
Starwood Waypoint Residential Trust	2,480	60,115
Sun Communities, Inc.	2,745	185,919
UDR, Inc.	15,322	509,610

		7,156,152

	Shares	Value
Retail REIT’s – 5.1%
Acadia Realty Trust	4,184	$151,419
Agree Realty Corp.	1,084	37,550
Alexander’s, Inc.	140	64,938
Brixmor Property Group, Inc.	9,149	247,938
CBL & Associates Properties, Inc.	10,454	215,561
Cedar Realty Trust, Inc.	4,602	36,632
DDR Corp.	18,560	363,776
Equity One, Inc.	4,094	111,521
Excel Trust, Inc.	3,737	52,467
Federal Realty Investment Trust	4,113	591,326
General Growth Properties, Inc.	32,216	972,279
Getty Realty Corp.	1,675	31,038
Inland Real Estate Corp.	5,532	62,954
Kimco Realty Corp.	24,975	690,559
Kite Realty Group Trust	5,141	157,109
National Retail Properties, Inc.	7,598	325,498
Pennsylvania Real Estate Investment Trust	4,222	101,032
Ramco-Gershenson Properties Trust	4,760	93,153
Realty Income Corp.	13,529	734,760
Regency Centers Corp.	5,657	387,844
Retail Opportunity Investments Corp.	5,517	97,485
Retail Properties of America, Inc. Class A	14,387	254,506
Rouse Properties, Inc.	2,108	39,188
Saul Centers, Inc.	778	44,416
Simon Property Group, Inc.	18,904	3,755,469
Tanger Factory Outlet Centers	5,818	228,938
Taubman Centers, Inc.	3,902	319,769
The Macerich Co.	8,536	734,181
Urban Edge Properties (a)	5,148	122,214
Urstadt Biddle Properties, Inc. Class A	1,330	31,255
Weingarten Realty Investors	7,093	265,846
WP GLIMCHER, Inc.	11,253	198,953

		11,521,574

Specialized REIT’s – 8.8%
American Tower Corp.	24,096	2,336,107
Ashford Hospitality Prime, Inc.	1,831	31,420
Ashford Hospitality Trust, Inc.	5,236	55,083
Aviv REIT, Inc.	1,669	65,642
CatchMark Timber Trust, Inc. Class A	2,132	24,539
Chesapeake Lodging Trust	3,345	122,828
Corrections Corp. of America	7,108	279,486
Crown Castle International Corp.	20,290	1,755,288
CubeSmart	9,080	223,731
DiamondRock Hospitality Co.	11,890	172,762
EPR Properties	3,450	224,457
Extra Space Storage, Inc.	6,683	441,078
FelCor Lodging Trust, Inc.	7,061	70,681
Gaming and Leisure Properties, Inc.	5,541	180,803
HCP, Inc.	27,936	1,321,093
Health Care REIT, Inc.	19,696	1,614,087
Healthcare Realty Trust, Inc.	5,941	178,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Hersha Hospitality Trust	12,619	$84,295
Hospitality Properties Trust	9,242	301,197
Host Hotels & Resorts, Inc.	45,958	1,051,979
Iron Mountain, Inc.	10,055	400,591
Lamar Advertising Co. Class A	5,108	286,150
LaSalle Hotel Properties	6,818	275,856
LTC Properties, Inc.	2,150	100,878
Medical Properties Trust, Inc.	12,453	191,403
National Health Investors, Inc.	2,027	151,538
Omega Healthcare Investors, Inc.	7,748	339,827
Outfront Media, Inc.	7,279	206,360
Pebblebrook Hotel Trust	4,321	200,667
Plum Creek Timber Co., Inc.	10,771	479,525
Potlatch Corp.	2,473	98,574
Public Storage	8,918	1,791,091
Rayonier, Inc.	7,737	227,081
RLJ Lodging Trust	8,066	274,809
Ryman Hospitality Properties, Inc.	2,795	153,445
Sabra Health Care REIT, Inc.	3,329	108,858
Senior Housing Properties Trust	12,463	290,263
Sovran Self Storage, Inc.	2,057	194,901
Strategic Hotels & Resorts, Inc. (a)	15,461	207,487
Summit Hotel Properties, Inc.	5,408	69,331
Sunstone Hotel Investors, Inc.	12,643	215,562
The Geo Group, Inc.	4,487	195,274
Universal Health Realty Income Trust	294	15,797
Ventas, Inc.	19,644	1,567,788
Weyerhaeuser Co.	32,183	1,153,760

		19,732,137

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		54,518,338

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	2,847	108,926
Tejon Ranch Co. (a)	962	23,684
The St Joe Co. (a)	2,259	36,506

		169,116

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	2,269	30,110
The Howard Hughes Corp. (a)	2,201	287,516

		317,626

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	9,425	230,912

Real Estate Services – 0.7%
Altisource Portfolio Solutions S.A. (a)	218	4,421
CBRE Group, Inc. Class A (a)	18,134	586,454

	Shares	Value
Jones Lang LaSalle, Inc.	2,721	$400,205
Kennedy-Wilson Holdings, Inc.	4,434	117,900
Marcus & Millichap, Inc. (a)	490	16,797
Realogy Holdings Corp. (a)	8,884	413,106

		1,538,883

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,256,537

THRIFTS & MORTGAGE FINANCE – 1.2%
Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	5,570	68,121
Bank Mutual Corp.	2,877	18,327
Beneficial Bancorp, Inc. (a)	5,034	54,317
Berkshire Hills Bancorp, Inc.	1,639	40,811
BofI Holding, Inc. (a)	766	64,620
Brookline Bancorp, Inc.	4,297	41,251
Capitol Federal Financial, Inc.	8,198	102,147
Dime Community Bancshares, Inc.	1,801	26,583
Essent Group Ltd. (a)	3,430	80,228
EverBank Financial Corp.	4,933	86,081
Federal Agricultural Mortgage Corp. Class C	638	17,577
Flagstar Bancorp, Inc. (a)	1,422	20,207
HomeStreet, Inc. (a)	820	14,481
Hudson City Bancorp, Inc.	29,160	261,565
Ladder Capital Corp. Class A (a)	2,260	42,398
LendingTree, Inc. (a)	428	17,625
MGIC Investment Corp. (a)	19,824	168,900
Nationstar Mortgage Holdings, Inc. (a)	1,500	38,565
New York Community Bancorp, Inc.	26,981	416,856
Northfield Bancorp, Inc.	3,277	47,189
Northwest Bancshares, Inc.	5,607	66,163
Oritani Financial Corp.	2,384	33,638
People’s United Financial, Inc.	19,015	267,541
Provident Financial Services, Inc.	3,714	64,475
Radian Group, Inc.	11,637	183,399
TFS Financial Corp.	5,725	80,265
TrustCo Bank Corp.	5,766	37,075
United Financial Bancorp, Inc.	3,078	38,290
Walker & Dunlop, Inc. (a)	1,306	23,182
Washington Federal, Inc.	6,048	120,113
Waterstone Financial, Inc.	2,190	27,769
WSFS Financial Corp.	548	40,475

TOTAL THRIFTS & MORTGAGE FINANCE		2,610,234

TOTAL COMMON STOCKS (Cost $233,482,570)		225,515,161

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Money Market Funds – 0.0%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $65,238)	65,238	$65,238

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $233,547,808)		225,580,399

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(208,531)

NET ASSETS – 100%		$225,371,868

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$225,515,161	$225,515,161	$—	$—
Money Market Funds	65,238	65,238	—	—

Total Investments in Securities:	$225,580,399	$225,580,399	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Fidelity MSCI Health Care Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 23.1%
Biotechnology – 23.1%
ACADIA Pharmaceuticals, Inc. (a)	11,383	$346,385
Acceleron Pharma, Inc. (a)	2,127	83,953
Achillion Pharmaceuticals, Inc. (a)	9,905	147,089
Acorda Therapeutics, Inc. (a)	5,631	233,968
Aegerion Pharmaceuticals, Inc. (a)	3,908	90,744
Agios Pharmaceuticals, Inc. (a)	3,152	365,380
Akebia Therapeutics, Inc. (a)	1,280	13,146
Alexion Pharmaceuticals, Inc. (a)	28,209	5,169,017
Alkermes PLC (a)	20,818	1,504,100
Alnylam Pharmaceuticals, Inc. (a)	10,633	997,694
AMAG Pharmaceuticals, Inc. (a)	1,532	67,699
Amgen, Inc.	108,284	16,487,322
Amicus Therapeutics, Inc. (a)	10,972	84,375
Anacor Pharmaceuticals, Inc. (a)	5,088	191,309
Arena Pharmaceuticals, Inc. (a)	31,774	136,946
Ariad Pharmaceuticals, Inc. (a)	25,577	164,972
Array BioPharma, Inc. (a)	17,072	122,235
Arrowhead Research Corp. (a)	8,136	51,338
Auspex Pharmaceuticals, Inc. (a)	2,659	163,395
Avalanche Biotechnologies, Inc. (a)	1,383	54,877
BioCryst Pharmaceuticals, Inc. (a)	8,206	83,537
Biogen Idec, Inc. (a)	33,666	13,101,461
BioMarin Pharmaceutical, Inc. (a)	22,253	2,162,101
Bluebird Bio, Inc. (a)	3,869	359,469
Celgene Corp. (a)	113,976	13,581,380
Celldex Therapeutics, Inc. (a)	12,825	274,711
Cepheid, Inc. (a)	10,008	565,552
Chimerix, Inc. (a)	4,334	173,837
Clovis Oncology, Inc. (a)	3,151	205,414
CTI BioPharma Corp. (a)	18,775	41,305
Dyax Corp. (a)	19,392	293,013
Dynavax Technologies Corp. (a)	3,793	64,860
Emergent Biosolutions, Inc. (a)	4,601	128,966
Enanta Pharmaceuticals, Inc. (a)	1,006	43,701
Epizyme, Inc. (a)	1,541	29,495
Esperion Therapeutics, Inc. (a)	1,473	67,611
Exact Sciences Corp. (a)	11,897	323,717
Exelixis, Inc. (a)	27,549	51,517
Foundation Medicine, Inc. (a)	1,871	89,172
Genomic Health, Inc. (a)	2,263	73,050
Geron Corp. (a)	22,521	71,617
Gilead Sciences, Inc. (a)	215,486	22,589,397
Halozyme Therapeutics, Inc. (a)	15,209	217,184
Hyperion Therapeutics, Inc. (a)	1,346	34,054
ImmunoGen, Inc. (a)	12,571	95,917
Immunomedics, Inc. (a)	12,802	68,491
Incyte Corp. Ltd. (a)	21,633	1,724,366
Infinity Pharmaceuticals, Inc. (a)	6,228	96,160
Inovio Pharmaceuticals, Inc. (a)	8,546	71,274
Insmed, Inc. (a)	6,712	103,767
Insys Therapeutics, Inc. (a)	1,787	85,383

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	1,086	$218,319
Intrexon Corp. (a)	5,798	166,461
Ironwood Pharmaceuticals, Inc. (a)	16,360	254,889
Isis Pharmaceuticals, Inc. (a)	16,812	1,151,790
Karyopharm Therapeutics, Inc. (a)	150	3,979
Keryx Biopharmaceuticals, Inc. (a)	14,674	178,436
Kite Pharma, Inc. (a)	4,184	280,956
KYTHERA Biopharmaceuticals, Inc. (a)	2,200	81,840
Lexicon Pharmaceuticals, Inc. (a)	42,952	39,086
Ligand Pharmaceuticals, Inc. Class B (a)	2,408	137,063
MacroGenics, Inc. (a)	2,804	88,662
MannKind Corp. (a)	31,655	201,009
Medivation, Inc. (a)	10,964	1,193,102
Merrimack Pharmaceuticals, Inc. (a)	13,561	127,880
MiMedx Group, Inc. (a)	12,050	98,268
Momenta Pharmaceuticals, Inc. (a)	6,862	73,904
Myriad Genetics, Inc. (a)	10,533	394,145
Neurocrine Biosciences, Inc. (a)	10,904	367,029
NewLink Genetics Corp. (a)	2,661	97,366
Novavax, Inc. (a)	33,979	265,376
NPS Pharmaceuticals, Inc. (a)	14,410	660,843
OncoMed Pharmaceuticals, Inc. (a)	1,328	30,358
Ophthotech Corp. (a)	2,159	121,444
Opko Health, Inc. (a)	33,675	408,478
Orexigen Therapeutics, Inc. (a)	15,561	81,695
Organovo Holdings, Inc. (a)	1,876	12,063
Osiris Therapeutics, Inc. (a)	2,448	39,486
Otonomy, Inc. (a)	1,415	41,318
PDL BioPharma, Inc.	21,993	160,329
Pharmacyclics, Inc. (a)	9,155	1,544,906
Portola Pharmaceuticals, Inc. (a)	5,407	153,721
Prothena Corp. PLC (a)	4,074	92,195
PTC Therapeutics, Inc. (a)	3,062	168,134
Puma Biotechnology, Inc. (a)	3,857	814,136
Radius Health, Inc. (a)	2,159	104,042
Raptor Pharmaceutical Corp. (a)	9,306	84,126
Receptos, Inc. (a)	3,517	387,468
Regeneron Pharmaceuticals, Inc. (a)	11,306	4,710,758
Repligen Corp. (a)	4,551	110,544
Sage Therapeutics, Inc. (a)	1,008	40,713
Sangamo Biosciences, Inc. (a)	9,777	125,048
Sarepta Therapeutics, Inc. (a)	5,711	68,532
Seattle Genetics, Inc. (a)	14,959	466,122
Spectrum Pharmaceuticals, Inc. (a)	9,502	66,514
Synageva BioPharma Corp. (a)	3,659	421,590
Synergy Pharmaceuticals, Inc. (a)	13,004	37,842
TESARO, Inc. (a)	2,923	117,592
TG Therapeutics, Inc. (a)	4,001	56,974
Theravance, Inc.	12,401	139,759
Ultragenyx Pharmaceutical, Inc. (a)	2,769	160,879
United Therapeutics Corp. (a)	6,713	947,406
Vanda Pharmaceuticals, Inc. (a)	5,677	63,185
Versartis, Inc. (a)	2,551	45,229

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Vertex Pharmaceuticals, Inc. (a)	33,953	$3,739,583
Vital Therapies, Inc. (a)	2,342	46,231
XOMA Corp. (a)	13,001	46,284
Zafgen, Inc. (a)	2,143	81,455
ZIOPHARM Oncology, Inc. (a)	11,728	104,966

TOTAL BIOTECHNOLOGY		105,268,931

HEALTH CARE EQUIPMENT & SUPPLIES – 15.8%
Health Care Equipment – 14.6%
Abaxis, Inc.	3,039	186,838
Abbott Laboratories	214,378	9,595,559
ABIOMED, Inc. (a)	5,551	287,209
Accuray, Inc. (a)	11,153	82,198
Analogic Corp.	1,810	147,569
AngioDynamics, Inc. (a)	3,808	73,285
AtriCure, Inc. (a)	3,520	69,837
Baxter International, Inc.	77,237	5,430,533
Becton Dickinson and Co.	27,360	3,777,869
Boston Scientific Corp. (a)	189,100	2,800,571
Cantel Medical Corp.	5,092	206,582
Cardiovascular Systems, Inc. (a)	4,118	140,383
CareFusion Corp. (a)	28,997	1,719,522
CONMED Corp.	3,883	184,986
CR Bard, Inc.	10,660	1,823,180
Cyberonics, Inc. (a)	3,840	213,389
Cynosure, Inc. Class A (a)	2,780	84,012
DexCom, Inc. (a)	10,851	648,673
Edwards Lifesciences Corp. (a)	15,131	1,896,671
Exactech, Inc. (a)	1,553	32,287
GenMark Diagnostics, Inc. (a)	5,692	73,313
Globus Medical, Inc. Class A (a)	6,521	153,765
Greatbatch, Inc. (a)	3,604	175,010
HeartWare International, Inc. (a)	2,288	191,117
Hill-Rom Holdings, Inc.	8,143	388,910
Hologic, Inc. (a)	31,809	965,880
IDEXX Laboratories, Inc. (a)	7,163	1,134,762
Insulet Corp. (a)	8,144	239,352
Integra LifeSciences Holdings Corp. (a)	3,766	209,841
Intuitive Surgical, Inc. (a)	5,129	2,536,188
Invacare Corp.	4,152	60,827
K2M Group Holdings, Inc. (a)	1,824	34,474
Masimo Corp. (a)	7,372	188,133
Medtronic PLC	201,908	14,416,258
Natus Medical, Inc. (a)	4,659	175,178
NuVasive, Inc. (a)	6,728	311,641
NxStage Medical, Inc. (a)	8,463	151,403
Orthofix International N.V. (a)	2,720	82,960
ResMed, Inc.	20,019	1,250,587
Rockwell Medical, Inc. (a)	6,977	75,282
Sirona Dental Systems, Inc. (a)	8,299	748,736

	Shares	Value
St Jude Medical, Inc.	40,610	$2,674,981
STERIS Corp.	8,529	556,261
Stryker Corp.	48,590	4,424,119
SurModics, Inc. (a)	2,125	48,705
Teleflex, Inc.	5,892	645,527
Thoratec Corp. (a)	8,173	293,329
Tornier N.V. (a)	5,228	126,361
Varian Medical Systems, Inc. (a)	14,733	1,363,686
Volcano Corp. (a)	7,174	128,917
Wright Medical Group, Inc. (a)	6,858	167,404
Zeltiq Aesthetics, Inc. (a)	4,309	138,793
Zimmer Holdings, Inc.	24,097	2,701,274

		66,234,127

Health Care Supplies – 1.2%
Alere, Inc. (a)	11,344	461,587
Align Technology, Inc. (a)	9,876	523,922
Anika Therapeutics, Inc. (a)	2,063	80,828
Antares Pharma, Inc. (a)	17,420	40,763
Cerus Corp. (a)	12,859	68,667
DENTSPLY International, Inc.	20,243	1,012,656
Endologix, Inc. (a)	9,684	134,898
Haemonetics Corp. (a)	7,469	295,772
Halyard Health, Inc. (a)	6,691	298,218
ICU Medical, Inc. (a)	1,944	162,480
LDR Holding Corp. (a)	1,633	54,657
Meridian Bioscience, Inc.	5,903	102,122
Merit Medical Systems, Inc. (a)	5,994	91,888
Neogen Corp. (a)	5,224	240,826
OraSure Technologies, Inc. (a)	8,360	76,828
Quidel Corp. (a)	4,275	100,634
Spectranetics Corp. (a)	6,132	200,578
Staar Surgical Co. (a)	96	576
The Cooper Cos., Inc.	6,894	1,086,839
Unilife Corp. (a)	14,866	59,018
Vascular Solutions, Inc. (a)	2,404	65,533
West Pharmaceutical Services, Inc.	10,096	497,834

		5,657,124

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		71,891,251

HEALTH CARE PROVIDERS & SERVICES – 17.5%
Health Care Services – 4.0%
Adeptus Health, Inc. Class A (a)	817	25,695
Air Methods Corp. (a)	5,353	222,417
Amedisys, Inc. (a)	4,005	112,861
AMN Healthcare Services, Inc. (a)	6,791	127,807
Bio-Reference Labs, Inc. (a)	3,536	118,562
BioScrip, Inc. (a)	1,572	9,039
Chemed Corp.	2,449	247,692
Corvel Corp. (a)	1,662	54,746
DaVita HealthCare Partners, Inc. (a)	24,520	1,840,471
Envision Healthcare Holdings, Inc. (a)	19,566	672,679
ExamWorks Group, Inc. (a)	5,363	198,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
Express Scripts Holding Co. (a)	106,279	$8,577,778
Gentiva Health Services, Inc. (a)	4,100	79,622
Healthways, Inc. (a)	4,615	95,161
IPC The Hospitalist Co., Inc. (a)	2,438	98,398
Laboratory Corp. of America Holdings (a)	12,085	1,387,116
Landauer, Inc.	1,381	38,627
LHC Group, Inc. (a)	1,876	55,755
MEDNAX, Inc. (a)	14,318	972,049
Omnicare, Inc.	13,974	1,047,771
Premier, Inc. (a)	4,610	149,825
Quest Diagnostics, Inc.	20,575	1,462,265
Team Health Holdings, Inc. (a)	10,038	518,965
The Providence Service Corp. (a)	1,868	72,852

		18,186,369

Health Care Distributors – 3.7%
AmerisourceBergen Corp.	32,006	3,042,170
Cardinal Health, Inc.	48,012	3,994,118
Henry Schein, Inc. (a)	12,125	1,674,099
McKesson Corp.	33,020	7,021,703
MWI Veterinary Supply, Inc. (a)	1,844	349,751
Owens & Minor, Inc.	8,995	307,899
Patterson Cos., Inc.	11,864	594,268
PharMerica Corp. (a)	4,277	98,414

		17,082,422

Health Care Facilities – 2.2%
Acadia Healthcare Co., Inc. (a)	6,904	398,706
Amsurg Corp. (a)	6,960	384,053
Brookdale Senior Living, Inc. (a)	26,055	879,356
Capital Senior Living Corp. (a)	4,047	96,602
Community Health Systems, Inc. (a)	16,513	777,267
Hanger, Inc. (a)	4,961	107,058
HCA Holdings, Inc. (a)	43,173	3,056,648
HealthSouth Corp.	12,596	555,484
Kindred Healthcare, Inc.	9,837	181,591
LifePoint Hospitals, Inc. (a)	6,420	418,841
Select Medical Holdings Corp.	12,223	165,255
Surgical Care Affiliates, Inc. (a)	1,904	61,404
Tenet Healthcare Corp. (a)	13,921	588,580
The Ensign Group, Inc.	2,934	121,761
Universal Health Services, Inc. Class B	13,089	1,342,015
US Physical Therapy, Inc.	1,839	71,335
VCA, Inc. (a)	11,772	613,321

		9,819,277

Managed Health Care – 7.6%
Aetna, Inc.	50,544	4,640,950
Anthem, Inc.	39,106	5,277,746
Centene Corp. (a)	7,982	871,315
Cigna Corp.	37,621	4,019,051
Health Net, Inc. (a)	11,435	619,434
HealthEquity, Inc. (a)	2,524	52,423

	Shares	Value
Humana, Inc.	21,988	$3,219,923
Magellan Health, Inc. (a)	4,125	247,995
Molina Healthcare, Inc. (a)	4,308	219,320
Triple-S Management Corp. Class B (a)	3,239	77,995
UnitedHealth Group, Inc.	138,509	14,716,581
Universal American Corp. (a)	5,119	46,225
WellCare Health Plans, Inc. (a)	6,230	453,856

		34,462,814

TOTAL HEALTH CARE PROVIDERS & SERVICES		79,550,882

HEALTH CARE TECHNOLOGY – 1.1%
Health Care Technology – 1.1%
Allscripts Healthcare Solutions, Inc. (a)	24,827	295,690
athenahealth, Inc. (a)	4,975	695,057
Castlight Health, Inc. Class B (a)	54	479
Cerner Corp. (a)	43,783	2,905,002
Computer Programs & Systems, Inc.	1,587	78,176
HealthStream, Inc. (a)	3,235	91,421
HMS Holdings Corp. (a)	12,484	246,996
MedAssets, Inc. (a)	8,715	161,315
Medidata Solutions, Inc. (a)	7,320	314,687
Omnicell, Inc. (a)	5,079	161,665
Quality Systems, Inc.	6,564	106,927
Veeva Systems, Inc. Class A (a)	5,496	158,065
Vocera Communications, Inc. (a)	3,502	31,378

TOTAL HEALTH CARE TECHNOLOGY		5,246,858

LIFE SCIENCES TOOLS & SERVICES – 4.5%
Life Sciences Tools & Services – 4.5%
Accelerate Diagnostics, Inc. (a)	3,596	77,314
Affymetrix, Inc. (a)	10,340	114,154
Agilent Technologies, Inc.	47,571	1,796,757
Albany Molecular Research, Inc. (a)	3,600	58,788
Bio-Rad Laboratories, Inc. Class A (a)	2,900	331,963
Bio-Techne Corp.	5,319	494,773
Bruker Corp. (a)	16,809	317,018
Cambrex Corp. (a)	4,352	97,615
Charles River Laboratories International, Inc. (a)	6,716	465,754
Covance, Inc. (a)	8,051	855,097
Fluidigm Corp. (a)	4,073	156,933
Illumina, Inc. (a)	19,880	3,880,377
Luminex Corp. (a)	5,418	95,628
Mettler-Toledo International, Inc. (a)	4,116	1,251,058
Pacific Biosciences of California, Inc. (a)	8,503	68,364
PAREXEL International Corp. (a)	7,783	474,452
PerkinElmer, Inc.	16,072	734,651
Quintiles Transnational Holdings, Inc. (a)	9,696	586,608
Sequenom, Inc. (a)	17,465	64,271
Thermo Fisher Scientific, Inc.	56,938	7,129,207
Waters Corp. (a)	11,986	1,426,933

TOTAL LIFE SCIENCES TOOLS & SERVICES		20,477,715

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
PERSONAL PRODUCTS – 0.1%
Personal Products – 0.1%
Prestige Brands Holdings, Inc. (a)	7,375	$252,667

PHARMACEUTICALS – 37.7%
Pharmaceuticals – 37.7%
AbbVie, Inc.	226,907	13,693,838
AcelRx Pharmaceuticals, Inc. (a)	3,900	26,130
Actavis PLC (a)	37,677	10,042,428
Aerie Pharmaceuticals, Inc. (a)	2,163	60,478
Akorn, Inc. (a)	11,142	474,426
Allergan, Inc.	42,370	9,290,046
Aratana Therapeutics, Inc. (a)	3,836	63,563
BioDelivery Sciences International, Inc. (a)	6,608	86,565
Bristol-Myers Squibb Co.	236,345	14,244,513
Catalent, Inc. (a)	7,967	220,049
Cempra, Inc. (a)	4,146	115,010
Depomed, Inc. (a)	8,388	153,249
Eli Lilly & Co.	143,360	10,321,920
Endo International PLC (a)	23,134	1,841,698
Furiex Pharmaceuticals, Inc.	373	3,644
Furiex Pharmaceuticals, Inc. rights (a)	69	—
Horizon Pharma PLC (a)	11,182	183,720
Hospira, Inc. (a)	24,084	1,527,648
Impax Laboratories, Inc. (a)	9,605	352,215
Intra-Cellular Therapies, Inc. (a)	2,715	52,725
Jazz Pharmaceuticals PLC (a)	8,580	1,452,937
Johnson & Johnson	402,013	40,257,582
Lannett Co., Inc. (a)	3,601	170,795
Mallinckrodt PLC (a)	16,222	1,719,370
Merck & Co., Inc.	411,198	24,787,016
Mylan, Inc. (a)	53,353	2,835,712
Nektar Therapeutics (a)	18,196	266,390
Omeros Corp. (a)	4,737	105,351
Pacira Pharmaceuticals, Inc. (a)	4,898	525,800
Perrigo Co. PLC	19,087	2,896,261

	Shares	Value
Pfizer, Inc.	903,864	$28,245,750
Phibro Animal Health Corp. Class A	2,087	57,038
Relypsa, Inc. (a)	1,557	54,697
Revance Therapeutics, Inc. (a)	2,151	34,631
Sagent Pharmaceuticals, Inc. (a)	2,972	76,291
Salix Pharmaceuticals Ltd. (a)	9,102	1,225,766
Sciclone Pharmaceuticals, Inc. (a)	6,451	47,608
Sucampo Pharmaceuticals, Inc. Class A (a)	2,521	37,966
Tetraphase Pharmaceuticals, Inc. (a)	3,470	126,169
The Medicines Co. (a)	9,245	265,054
Theravance Biopharma, Inc. (a)	3,647	59,227
Vivus, Inc. (a)	13,138	34,422
XenoPort, Inc. (a)	9,326	77,686
Zoetis, Inc.	71,486	3,054,597
ZS Pharma, Inc. (a)	995	44,705

TOTAL PHARMACEUTICALS		171,212,686

TOTAL COMMON STOCKS (Cost $419,012,976)		453,900,990

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $331,874)	331,874	331,874

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $419,344,850)		454,232,864

NET OTHER ASSETS (LIABILITIES) – 0.1%		276,469

NET ASSETS – 100%		$454,509,333

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$453,900,990	$453,897,346	$—	$3,644
Money Market Funds	331,874	331,874	—	—

Total Investments in Securities:	$454,232,864	$454,229,220	$—	$3,644

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Fidelity MSCI Industrials Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 23.8%
Aerospace & Defense – 23.8%
AAR Corp.	2,670	$76,522
Aerovironment, Inc. (a)	1,450	37,106
Alliant Techsystems, Inc.	2,091	272,478
American Science & Engineering, Inc.	544	25,242
Astronics Corp. (a)	1,090	60,702
B/E Aerospace, Inc. (a)	6,907	402,885
Cubic Corp.	1,524	79,690
Curtiss-Wright Corp.	2,858	190,143
DigitalGlobe, Inc. (a)	4,747	127,647
Engility Holdings, Inc. (a)	1,094	43,651
Esterline Technologies Corp. (a)	2,109	236,398
Exelis, Inc.	12,411	212,352
GenCorp, Inc. (a)	3,202	53,794
General Dynamics Corp.	18,655	2,485,033
HEICO Corp.	1,329	80,644
Hexcel Corp.	6,323	279,666
Honeywell International, Inc.	48,801	4,770,786
Huntington Ingalls Industries, Inc.	3,184	371,254
KLX, Inc. (a)	3,453	135,737
Kratos Defense & Security Solutions, Inc. (a)	2,970	14,434
L-3 Communications Holdings, Inc.	5,662	697,105
Lockheed Martin Corp.	17,710	3,336,033
Moog, Inc. Class A (a)	2,586	181,796
National Presto Industries, Inc.	320	20,160
Northrop Grumman Corp.	12,970	2,035,641
Orbital Sciences Corp. (a)	3,998	112,304
Precision Castparts Corp.	9,421	1,885,142
Raytheon Co.	20,398	2,040,820
Rockwell Collins, Inc.	7,965	681,963
Spirit Aerosystems Holdings, Inc. Class A (a)	9,274	417,701
Taser International, Inc. (a)	3,427	92,563
Teledyne Technologies, Inc. (a)	2,328	221,253
Textron, Inc.	18,359	781,359
The Boeing Co.	44,939	6,532,782
The KEYW Holding Corp. (a)	2,011	17,878
TransDigm Group, Inc.	3,294	677,016
Triumph Group, Inc.	3,368	192,178
United Technologies Corp.	57,050	6,548,199

TOTAL AEROSPACE & DEFENSE		36,428,057

AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
Air Transport Services Group, Inc. (a)	1,110	9,246
Atlas Air Worldwide Holdings, Inc. (a)	444	20,069
CH Robinson Worldwide, Inc.	9,668	688,555
Echo Global Logistics, Inc. (a)	1,127	29,753
Expeditors International of Washington, Inc.	12,829	560,371
FedEx Corp.	17,709	2,994,769
Forward Air Corp.	2,001	89,845
Hub Group, Inc. Class A (a)	2,426	81,028

	Shares	Value
Park-Ohio Holdings Corp.	537	$28,692
United Parcel Service, Inc. Class B	46,369	4,583,112
UTi Worldwide, Inc. (a)	6,199	73,582
XPO Logistics, Inc. (a)	3,428	126,116

TOTAL AIR FREIGHT & LOGISTICS		9,285,138

AIRLINES – 1.6%
Airlines – 1.6%
Alaska Air Group, Inc.	2,216	150,400
Allegiant Travel Co.	296	53,656
American Airlines Group, Inc.	11,837	580,960
Delta Air Lines, Inc.	13,857	655,575
Hawaiian Holdings, Inc. (a)	888	17,263
Republic Airways Holdings, Inc. (a)	762	10,485
SkyWest, Inc.	844	10,592
Southwest Airlines Co.	11,229	507,326
Spirit Airlines, Inc. (a)	1,201	89,042
United Continental Holdings, Inc. (a)	6,146	426,348

TOTAL AIRLINES		2,501,647

AUTO COMPONENTS – 0.2%
Auto Parts & Equipment – 0.2%
Allison Transmission Holdings, Inc.	9,898	310,005

BUILDING PRODUCTS – 2.2%
Building Products – 2.2%
AAON, Inc.	2,862	62,420
Advanced Drainage Systems, Inc.	1,747	43,448
Allegion PLC	6,304	340,479
American Woodmark Corp. (a)	871	35,824
AO Smith Corp.	5,076	301,565
Apogee Enterprises, Inc.	1,957	84,660
Armstrong World Industries, Inc. (a)	3,037	153,976
Builders FirstSource, Inc. (a)	3,219	19,057
Continental Building Products, Inc. (a)	1,406	23,536
Fortune Brands Home & Security, Inc.	10,414	466,443
Gibraltar Industries, Inc. (a)	1,864	28,221
Griffon Corp.	2,447	35,946
Insteel Industries, Inc.	1,099	22,442
Lennox International, Inc.	3,024	297,290
Masco Corp.	23,449	582,473
NCI Building Systems, Inc. (a)	2,040	31,477
Owens Corning	6,966	278,988
Patrick Industries, Inc. (a)	552	23,736
PGT, Inc. (a)	2,904	24,945
Ply Gem Holdings, Inc. (a)	1,331	16,771
Quanex Building Products Corp.	2,442	45,983
Simpson Manufacturing Co., Inc.	2,760	90,086
Trex Co., Inc. (a)	1,996	84,890
Universal Forest Products, Inc.	1,313	65,729
USG Corp. (a)	6,146	187,146

TOTAL BUILDING PRODUCTS		3,347,531

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.0%
Commercial Printing – 0.4%
Deluxe Corp.	3,292	$213,750
Ennis, Inc.	1,776	23,692
InnerWorkings, Inc. (a)	2,550	13,081
Multi-Color Corp.	885	51,525
Quad/Graphics, Inc.	1,578	31,623
RR Donnelley & Sons Co.	13,088	215,559

		549,230

Diversified Support Services – 1.1%
Cintas Corp.	6,505	511,943
Civeo Corp.	125	366
Copart, Inc. (a)	7,424	271,718
G&K Services, Inc. Class A	1,316	92,252
Healthcare Services Group, Inc.	4,431	139,621
KAR Auction Services, Inc.	9,217	314,392
McGrath RentCorp	1,647	50,036
Mobile Mini, Inc.	3,090	112,167
Performant Financial Corp. (a)	2,134	10,585
UniFirst Corp.	989	114,852
Viad Corp.	1,348	36,369

		1,654,301

Environmental & Facilities Services – 2.7%
ABM Industries, Inc.	3,547	102,402
Ceco Environmental Corp.	1,288	17,671
Clean Harbors, Inc. (a)	3,770	178,396
Covanta Holding Corp.	7,797	159,371
Republic Services, Inc.	18,651	740,072
Rollins, Inc.	4,325	142,941
SP Plus Corp. (a)	1,355	30,244
Stericycle, Inc. (a)	5,558	729,710
Team, Inc. (a)	1,306	49,811
Tetra Tech, Inc.	4,202	96,772
US Ecology, Inc.	1,367	56,676
Waste Connections, Inc.	7,732	334,177
Waste Management, Inc.	29,099	1,496,561

		4,134,804

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	7,437	58,901
ARC Document Solutions, Inc. (a)	2,530	23,200
Herman Miller, Inc.	3,891	113,034
HNI Corp.	2,972	146,371
Interface, Inc.	4,329	68,009
Kimball International, Inc. Class B	1,887	16,360
Knoll, Inc.	3,113	63,785
MSA Safety, Inc.	2,093	91,380
Pitney Bowes, Inc.	13,383	320,924
Steelcase, Inc. Class A	5,974	100,841
United Stationers, Inc.	2,544	102,549
West Corp.	1,662	54,348

		1,159,702

	Shares	Value
Security & Alarm Services – 1.1%
The ADT Corp.	11,420	$392,848
The Brink’s Co.	2,991	67,028
Tyco International PLC	29,140	1,189,204

		1,649,080

TOTAL COMMERCIAL SERVICES & SUPPLIES		9,147,117

CONSTRUCTION & ENGINEERING – 1.7%
Construction & Engineering – 1.7%
AECOM (a)	9,306	236,558
Aegion Corp. (a)	2,419	37,059
Ameresco, Inc. Class A (a)	1,091	6,361
Argan, Inc.	806	24,510
Chicago Bridge & Iron Co. N.V.	5,260	181,523
Comfort Systems USA, Inc.	2,442	40,659
Dycom Industries, Inc. (a)	2,223	68,491
EMCOR Group, Inc.	4,422	178,472
Fluor Corp.	10,347	554,496
Furmanite Corp. (a)	2,454	17,988
Granite Construction, Inc.	2,450	83,496
Great Lakes Dredge & Dock Corp. (a)	3,663	28,461
Jacobs Engineering Group, Inc. (a)	8,731	332,651
KBR, Inc.	9,624	159,085
MasTec, Inc. (a)	4,265	78,988
MYR Group, Inc. (a)	1,450	36,293
Northwest Pipe Co. (a)	659	15,770
Orion Marine Group, Inc. (a)	1,776	16,215
Primoris Services Corp.	2,571	48,283
Quanta Services, Inc. (a)	13,973	370,005
Tutor Perini Corp. (a)	2,553	55,426

TOTAL CONSTRUCTION & ENGINEERING		2,570,790

DIVERSIFIED CONSUMER SERVICES – 0.1%
Specialized Consumer Services – 0.1%
Hillenbrand, Inc.	4,123	129,504
Matthews International Corp. Class A	1,916	88,768

TOTAL DIVERSIFIED CONSUMER SERVICES		218,272

ELECTRICAL EQUIPMENT – 6.7%
Electrical Components & Equipment – 6.5%
Acuity Brands, Inc.	2,851	427,336
AMETEK, Inc.	16,108	771,573
Brady Corp. Class A	3,112	81,441
Eaton Corp. PLC	31,241	1,970,995
Emerson Electric Co.	45,829	2,609,503
Encore Wire Corp.	1,316	40,309
EnerSys, Inc.	3,084	180,044
Enphase Energy, Inc. (a)	1,658	20,543
Franklin Electric Co., Inc.	2,639	90,280
FuelCell Energy, Inc. (a)	15,806	18,967
Generac Holdings, Inc. (a)	4,507	197,136
General Cable Corp.	3,186	36,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
GrafTech International Ltd. (a)	7,885	$28,622
Hubbell, Inc. Class B	3,417	362,339
Plug Power, Inc. (a)	208	555
Polypore International, Inc. (a)	2,987	133,579
Powell Industries, Inc.	619	24,147
Preformed Line Products Co.	204	9,753
Regal-Beloit Corp.	2,961	203,865
Rockwell Automation, Inc.	9,053	986,053
Roper Industries, Inc.	6,576	1,014,940
Sensata Technologies Holding N.V. (a)	10,524	519,044
SolarCity Corp. (a)	3,643	177,086
Thermon Group Holdings, Inc. (a)	2,137	43,702
Vicor Corp. (a)	1,209	13,021

		9,961,281

Heavy Electrical Equipment – 0.2%
AZZ, Inc.	1,665	70,246
Capstone Turbine Corp. (a)	21,492	13,327
Power Solutions International, Inc. (a)	316	13,974
The Babcock & Wilcox Co.	7,064	192,353

		289,900

TOTAL ELECTRICAL EQUIPMENT		10,251,181

INDUSTRIAL CONGLOMERATES – 17.1%
Industrial Conglomerates – 17.1%
3M Co.	40,409	6,558,381
Carlisle Cos., Inc.	4,227	379,077
Danaher Corp.	41,397	3,410,285
General Electric Co.	658,665	15,735,507
Raven Industries, Inc.	2,433	52,163

TOTAL INDUSTRIAL CONGLOMERATES		26,135,413

MACHINERY – 17.0%
Construction & Farm Machinery & Heavy Trucks – 7.3%
AGCO Corp.	5,855	253,756
Alamo Group, Inc.	577	25,994
American Railcar Industries, Inc.	647	32,479
Astec Industries, Inc.	1,307	46,477
Caterpillar, Inc.	39,154	3,131,145
Cummins, Inc.	11,470	1,599,606
Deere & Co.	22,353	1,904,252
Douglas Dynamics, Inc.	1,443	29,134
Federal Signal Corp.	4,107	62,714
FreightCar America, Inc.	859	20,049
Greenbrier Cos., Inc.	1,752	90,981
Joy Global, Inc.	6,531	273,910
Lindsay Corp.	862	74,494
Meritor, Inc. (a)	6,238	79,846
Navistar International Corp. (a)	3,193	93,938
Oshkosh Corp.	5,618	240,731

	Shares	Value
PACCAR, Inc.	23,289	$1,399,902
Terex Corp.	7,299	164,082
The Manitowoc Co., Inc.	8,857	165,626
The Toro Co.	3,654	237,181
Titan International, Inc.	3,450	30,843
Trinity Industries, Inc.	10,231	270,815
Twin Disc, Inc.	555	8,936
Wabash National Corp. (a)	4,651	57,998
WABCO Holdings, Inc. (a)	3,733	355,270
Wabtec Corp.	6,335	528,656

		11,178,815

Industrial Machinery – 9.7%
Actuant Corp. Class A	4,293	99,211
Albany International Corp. Class A	1,869	63,789
Altra Industrial Motion Corp.	1,776	45,377
Barnes Group, Inc.	3,079	105,764
Blount International, Inc. (a)	2,872	44,516
Briggs & Stratton Corp.	3,108	57,218
Chart Industries, Inc. (a)	1,984	56,544
CIRCOR International, Inc.	1,073	52,995
CLARCOR, Inc.	3,309	206,912
Colfax Corp. (a)	5,696	258,086
Columbus McKinnon Corp.	1,221	30,586
Crane Co.	3,088	188,214
Donaldson Co., Inc.	8,919	326,079
Dover Corp.	10,946	766,658
Dynamic Materials Corp.	888	12,574
EnPro Industries, Inc. (a)	1,564	92,792
ESCO Technologies, Inc.	1,768	63,683
Flowserve Corp.	8,959	488,176
Global Brass & Copper Holdings, Inc.	1,535	20,155
Graco, Inc.	3,962	282,253
Harsco Corp.	5,350	78,966
Hyster-Yale Materials Handling, Inc.	576	36,086
IDEX Corp.	5,260	380,561
Illinois Tool Works, Inc.	24,728	2,301,930
Ingersoll-Rand PLC	17,580	1,167,312
ITT Corp.	5,993	214,609
John Bean Technologies Corp.	1,881	56,787
Kadant, Inc.	757	30,083
Kennametal, Inc.	5,172	162,504
LB Foster Co. Class A	664	31,480
Lincoln Electric Holdings, Inc.	4,963	337,037
Lydall, Inc. (a)	1,096	30,195
Mueller Industries, Inc.	3,773	118,434
Mueller Water Products, Inc. Class A	10,673	109,185
NN, Inc.	1,077	24,825
Nordson Corp.	3,965	288,890
Pall Corp.	7,187	695,414
Parker Hannifin Corp.	9,779	1,138,862
Pentair PLC	12,626	780,413
Proto Labs, Inc. (a)	1,463	94,203

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
RBC Bearings, Inc.	1,529	$88,743
Rexnord Corp. (a)	6,654	164,686
Snap-on, Inc.	3,810	505,625
SPX Corp.	2,373	198,312
Standex International Corp.	859	60,207
Stanley Black & Decker, Inc.	9,736	911,776
Sun Hydraulics Corp.	1,525	55,266
Tennant Co.	1,150	74,992
The ExOne Co. (a)	676	9,701
The Middleby Corp. (a)	3,749	356,230
Timken Co.	4,792	182,144
Trimas Corp. (a)	2,989	80,673
Valmont Industries, Inc.	1,638	196,757
Watts Water Technologies, Inc. Class A	1,776	104,127
Woodward, Inc.	3,849	171,704
Xylem, Inc.	11,960	407,836

		14,908,137

TOTAL MACHINERY		26,086,952

MARINE – 0.2%
Marine – 0.2%
Kirby Corp. (a)	3,360	243,566
Matson, Inc.	666	23,144

TOTAL MARINE		266,710

PROFESSIONAL SERVICES – 4.0%
Human Resource & Employment Services – 1.4%
Barrett Business Services, Inc.	459	14,068
CDI Corp.	999	16,973
Heidrick & Struggles International, Inc.	1,110	24,598
Insperity, Inc.	1,554	65,175
Kelly Services, Inc. Class A	1,892	31,975
Kforce, Inc.	1,907	44,624
Korn/Ferry International (a)	3,334	95,019
Manpowergroup, Inc.	5,237	381,672
On Assignment, Inc. (a)	3,196	112,275
Paylocity Holding Corp. (a)	1,155	27,212
Robert Half International, Inc.	8,977	521,205
Towers Watson & Co. Class A	4,619	547,351
TriNet Group, Inc. (a)	2,471	81,963
TrueBlue, Inc. (a)	2,784	61,415
WageWorks, Inc. (a)	2,199	121,033

		2,146,558

Research & Consulting Services – 2.6%
Acacia Research Corp.	3,400	42,568
CBIZ, Inc. (a)	2,972	24,608
Equifax, Inc.	8,004	676,018
Exponent, Inc.	875	70,122
FTI Consulting, Inc. (a)	2,664	108,345
Huron Consulting Group, Inc. (a)	1,544	116,140

	Shares	Value
ICF International, Inc. (a)	1,198	$44,757
IHS, Inc. Class A (a)	4,485	516,358
Mistras Group, Inc. (a)	1,081	21,728
Navigant Consulting, Inc. (a)	3,330	48,052
Nielsen N.V.	22,485	979,447
Pendrell Corp. (a)	7,418	9,643
Resources Connection, Inc.	2,647	44,205
RPX Corp. (a)	3,079	38,026
The Advisory Board Co. (a)	2,770	129,858
The Corporate Executive Board Co.	2,211	151,498
The Dun & Bradstreet Corp.	2,394	275,573
Verisk Analytics, Inc. Class A (a)	9,854	634,105
		3,931,051

TOTAL PROFESSIONAL SERVICES		6,077,609

ROAD & RAIL – 10.1%
Railroads – 8.0%
CSX Corp.	65,617	2,185,046
Genesee & Wyoming, Inc. Class A (a)	3,455	284,865
Kansas City Southern	7,252	798,373
Norfolk Southern Corp.	20,319	2,071,928
Union Pacific Corp.	58,911	6,904,958

		12,245,170

Trucking – 2.1%
AMERCO	519	148,491
ArcBest Corp.	1,640	61,106
Avis Budget Group, Inc. (a)	6,840	392,000
Celadon Group, Inc.	1,587	37,818
Con-way, Inc.	3,809	156,055
Heartland Express, Inc.	3,237	83,159
Hertz Global Holdings, Inc. (a)	29,447	604,253
JB Hunt Transport Services, Inc.	6,113	486,656
Knight Transportation, Inc.	4,001	113,989
Landstar System, Inc.	2,927	187,562
Marten Transport Ltd.	1,665	34,049
Old Dominion Freight Line, Inc. (a)	4,259	298,641
Quality Distribution, Inc. (a)	1,888	15,746
Roadrunner Transportation Systems, Inc. (a)	1,867	37,937
Ryder System, Inc.	3,499	289,682
Saia, Inc. (a)	1,655	69,692
Swift Transportation Co. (a)	6,005	147,603
Universal Truckload Services, Inc.	559	13,170
Werner Enterprises, Inc.	3,084	87,987
YRC Worldwide, Inc. (a)	1,136	18,017

		3,283,613

TOTAL ROAD & RAIL		15,528,783

TRADING COMPANIES & DISTRIBUTORS – 2.9%
Trading Companies & Distributors – 2.9%
Aceto Corp.	1,780	34,532
Air Lease Corp.	6,421	224,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
Aircastle Ltd.	4,223	$84,713
Applied Industrial Technologies, Inc.	2,631	106,371
Beacon Roofing Supply, Inc. (a)	3,221	76,306
CAI International, Inc. (a)	1,105	23,172
DXP Enterprises, Inc. (a)	704	28,878
Fastenal Co.	18,539	823,132
GATX Corp.	2,794	159,677
H&E Equipment Services, Inc.	2,095	36,746
HD Supply Holdings, Inc. (a)	10,967	316,179
Kaman Corp.	1,653	62,847
MRC Global, Inc. (a)	3,642	39,370
MSC Industrial Direct Co., Inc. Class A	3,233	242,701
NOW, Inc. (a)	7,001	174,675
Rush Enterprises, Inc. Class A (a)	1,971	55,188
Stock Building Supply Holdings, Inc. (a)	1,077	16,780
TAL International Group, Inc. (a)	2,103	85,487
Titan Machinery, Inc. (a)	1,188	16,786
United Rentals, Inc. (a)	6,304	522,286
Veritiv Corp. (a)	539	27,419
Watsco, Inc.	1,671	181,905
WESCO International, Inc. (a)	2,927	195,407
WW Grainger, Inc.	4,043	953,501

TOTAL TRADING COMPANIES & DISTRIBUTORS		4,488,408

	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Co. LLC	4,357	$311,351
Wesco Aircraft Holdings, Inc. (a)	4,405	57,441

TOTAL TRANSPORTATION INFRASTRUCTURE		368,792

TOTAL COMMON STOCKS (Cost $157,891,939)		153,012,405

Money Market Funds – 0.2%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $300,574)	300,574	300,574

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $158,192,513)		153,312,979

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(133,183)

NET ASSETS – 100%		$153,179,796

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$153,012,405	$153,012,405	$—	$—
Money Market Funds	300,574	300,574	—	—

Total Investments in Securities:	$153,312,979	$153,312,979	$—	$—

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 0.0%
Diversified Support Services – 0.0%
EnerNOC, Inc. (a)	2,132	$36,713

COMMUNICATIONS EQUIPMENT – 7.9%
Communications Equipment – 7.9%
ADTRAN, Inc.	4,595	101,595
ARRIS Group, Inc. (a)	10,544	276,464
Aruba Networks, Inc. (a)	8,774	145,473
Black Box Corp.	1,386	29,120
Brocade Communications Systems, Inc.	36,479	405,646
CalAmp Corp. (a)	2,821	50,524
Calix, Inc. (a)	3,641	34,954
Ciena Corp. (a)	9,175	169,921
Cisco Systems, Inc.	433,440	11,427,646
CommScope Holding Co., Inc. (a)	7,224	203,031
Comtech Telecommunications Corp.	1,386	45,793
EchoStar Corp. Class A (a)	3,664	191,151
Emulex Corp. (a)	6,027	37,729
Extreme Networks, Inc. (a)	7,833	23,029
F5 Networks, Inc. (a)	6,281	701,085
Finisar Corp. (a)	8,610	156,185
Harmonic, Inc. (a)	7,633	58,392
Harris Corp.	8,922	598,934
Infinera Corp. (a)	10,364	167,068
InterDigital, Inc.	3,447	172,281
Ixia (a)	4,646	47,110
JDS Uniphase Corp. (a)	19,364	235,273
Juniper Networks, Inc.	34,492	784,003
Motorola Solutions, Inc.	19,139	1,194,465
NETGEAR, Inc. (a)	3,023	102,087
Palo Alto Networks, Inc. (a)	5,752	726,995
Plantronics, Inc.	3,674	168,379
Polycom, Inc. (a)	11,481	152,697
QUALCOMM, Inc.	141,818	8,857,952
Riverbed Technology, Inc. (a)	12,900	265,482
Ruckus Wireless, Inc. (a)	5,574	59,029
ShoreTel, Inc. (a)	5,509	39,004
Sonus Networks, Inc. (a)	3,745	71,455
Ubiquiti Networks, Inc.	1,847	48,567
ViaSat, Inc. (a)	3,727	209,532

TOTAL COMMUNICATIONS EQUIPMENT		27,958,051

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.3%
Electronic Components – 1.6%
Amphenol Corp. Class A	26,654	1,431,586
AVX Corp.	4,200	54,306
Belden, Inc.	3,682	305,385
Corning, Inc.	109,411	2,600,699
Dolby Laboratories, Inc. Class A	4,230	164,124
DTS, Inc. (a)	1,393	38,614
II-VI, Inc. (a)	4,404	75,705
InvenSense, Inc. (a)	6,650	98,220

	Shares	Value
Knowles Corp. (a)	7,355	$156,000
Littelfuse, Inc.	1,887	186,322
Rogers Corp. (a)	1,585	117,068
Universal Display Corp. (a)	3,502	111,574
Vishay Intertechnology, Inc.	11,346	154,533

		5,494,136

Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	1,155	69,138
Checkpoint Systems, Inc. (a)	3,465	44,906
Cognex Corp. (a)	6,930	254,678
Coherent, Inc. (a)	2,148	132,918
Control4 Corp. (a)	973	14,770
Daktronics, Inc.	3,004	37,190
FARO Technologies, Inc. (a)	1,448	80,147
FEI Co.	3,533	290,483
FLIR Systems, Inc.	11,970	361,494
GSI Group, Inc. (a)	2,541	33,592
Itron, Inc. (a)	3,283	122,161
Keysight Technologies, Inc. (a)	14,109	471,100
MTS Systems Corp.	1,336	96,566
National Instruments Corp.	8,742	262,959
Newport Corp. (a)	3,620	67,042
OSI Systems, Inc. (a)	1,617	113,158
RealD, Inc. (a)	3,694	40,080
Rofin-Sinar Technologies, Inc. (a)	2,358	63,477
Vishay Precision Group, Inc. (a)	1,155	19,219

		2,575,078

Electronic Manufacturing Services – 1.3%
Benchmark Electronics, Inc. (a)	4,529	109,738
CTS Corp.	2,541	40,656
Fabrinet (a)	2,548	41,609
Flextronics International Ltd. (a)	49,757	553,298
IPG Photonics Corp. (a)	2,922	218,098
Jabil Circuit, Inc.	15,181	312,880
Kimball Electronics, Inc. (a)	1,827	18,599
Maxwell Technologies, Inc. (a)	2,337	18,603
Mercury Systems, Inc. (a)	2,772	43,742
Methode Electronics, Inc.	3,172	114,731
Park Electrochemical Corp.	1,626	35,300
Plexus Corp. (a)	2,823	106,963
Sanmina Corp. (a)	7,160	151,649
TE Connectivity Ltd.	34,609	2,297,692
Trimble Navigation Ltd. (a)	21,964	523,622
TTM Technologies, Inc. (a)	4,620	32,109

		4,619,289

Technology Distributors – 0.7%
Agilysys, Inc. (a)	1,365	14,169
Anixter International, Inc. (a)	2,344	176,644
Arrow Electronics, Inc. (a)	8,388	461,676
Avnet, Inc.	11,779	490,242
CDW Corp.	10,199	349,418
Electro Rent Corp.	1,411	18,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
Ingram Micro, Inc. Class A (a)	13,119	$330,336
Insight Enterprises, Inc. (a)	3,478	82,324
PC Connection, Inc.	918	21,802
ScanSource, Inc. (a)	2,480	85,510
SYNNEX Corp.	2,494	185,030
Tech Data Corp. (a)	3,216	183,634

		2,398,973

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		15,087,476

INTERNET & CATALOG RETAIL – 0.1%
Internet Retail – 0.1%
HomeAway, Inc. (a)	7,682	195,814
RetailMeNot, Inc. (a)	2,510	38,981

TOTAL INTERNET & CATALOG RETAIL		234,795

INTERNET SOFTWARE & SERVICES – 16.6%
Internet Software & Services – 16.6%
Actua Corp. (a)	3,507	56,463
Akamai Technologies, Inc. (a)	15,080	876,977
Angie’s List, Inc. (a)	3,635	16,685
AOL, Inc. (a)	6,643	287,310
Bankrate, Inc. (a)	4,772	59,555
Bazaarvoice, Inc. (a)	4,395	36,522
Benefitfocus, Inc. (a)	895	21,650
Blucora, Inc. (a)	3,264	44,129
Carbonite, Inc. (a)	929	13,963
ChannelAdvisor Corp. (a)	1,623	15,386
Cimpress N.V. (a)	2,521	203,067
comScore, Inc. (a)	2,605	108,264
Constant Contact, Inc. (a)	2,718	102,795
Cornerstone OnDemand, Inc. (a)	4,171	137,434
CoStar Group, Inc. (a)	2,745	506,480
Coupons.com, Inc. (a)	4,595	65,800
Cvent, Inc. (a)	1,201	30,001
Dealertrack Technologies, Inc. (a)	4,320	173,664
Demandware, Inc. (a)	2,612	139,899
Dice Holdings, Inc. (a)	3,465	28,656
Digital River, Inc. (a)	2,296	58,617
EarthLink Holdings Corp.	8,778	37,043
eBay, Inc. (a)	94,534	5,010,302
Endurance International Group Holdings, Inc. (a)	3,910	65,727
Envestnet, Inc. (a)	2,492	128,263
Equinix, Inc.	4,483	972,183
Facebook, Inc. Class A (a)	166,990	12,676,211
Gogo, Inc. (a)	4,357	63,329
Google, Inc. Class A (a)	23,982	12,891,524
Google, Inc. Class C (a)	24,318	12,998,457
GrubHub, Inc. (a)	3,844	132,349

	Shares	Value
IAC/InterActiveCorp	6,616	$403,245
Internap Corp. (a)	4,158	35,010
IntraLinks Holdings, Inc. (a)	3,439	36,660
j2 Global, Inc.	3,893	223,614
LinkedIn Corp. Class A (a)	9,043	2,032,324
Liquidity Services, Inc. (a)	2,106	16,300
LivePerson, Inc. (a)	4,603	49,252
LogMeIn, Inc. (a)	2,034	96,717
Marin Software, Inc. (a)	2,267	15,008
Marketo, Inc. (a)	1,570	54,055
MercadoLibre, Inc.	2,813	348,643
Monster Worldwide, Inc. (a)	6,875	28,394
NIC, Inc.	5,324	87,420
OPOWER, Inc. (a)	1,383	15,780
Pandora Media, Inc. (a)	10,409	172,789
Perficient, Inc. (a)	2,946	53,028
Q2 Holdings, Inc. (a)	944	16,879
Rackspace Hosting, Inc. (a)	10,312	463,627
RealNetworks, Inc. (a)	2,079	14,615
Rocket Fuel, Inc. (a)	989	12,669
SciQuest, Inc. (a)	2,280	32,422
Shutterstock, Inc. (a)	1,089	61,300
SPS Commerce, Inc. (a)	1,367	81,063
Stamps.com, Inc. (a)	1,196	54,502
Textura Corp. (a)	1,664	41,500
TrueCar, Inc. (a)	3,845	67,595
Trulia, Inc. (a)	2,472	105,505
Twitter, Inc. (a)	31,233	1,172,174
VeriSign, Inc. (a)	10,112	550,902
Web.com Group, Inc. (a)	4,403	66,529
WebMD Health Corp. (a)	2,803	108,616
XO Group, Inc. (a)	2,097	34,475
Xoom Corp. (a)	1,908	28,143
Yahoo!, Inc. (a)	79,994	3,518,936
Yelp, Inc. (a)	5,246	275,258
Zillow, Inc. Class A (a)	2,454	237,842

TOTAL INTERNET SOFTWARE & SERVICES		58,571,496

IT SERVICES – 16.2%
Data Processing & Outsourced Services – 9.8%
Alliance Data Systems Corp. (a)	5,411	1,562,859
Automatic Data Processing, Inc.	40,720	3,360,622
Blackhawk Network Holdings, Inc. (a)	1,178	39,298
Blackhawk Network Holdings, Inc. Class B (a)	3,444	114,031
Broadridge Financial Solutions, Inc.	10,163	487,722
Cardtronics, Inc. (a)	3,873	130,172
Cass Information Systems, Inc.	763	33,435
Computer Sciences Corp.	12,292	745,879
Convergys Corp.	8,541	163,646
CoreLogic, Inc. (a)	7,359	244,319
CSG Systems International, Inc.	2,983	73,143

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
DST Systems, Inc.	3,047	$294,645
Euronet Worldwide, Inc. (a)	4,194	190,366
EVERTEC, Inc.	5,798	116,308
ExlService Holdings, Inc. (a)	2,740	80,501
Fidelity National Information Services, Inc.	24,165	1,508,621
Fiserv, Inc. (a)	21,123	1,532,051
FleetCor Technologies, Inc. (a)	6,611	928,845
Global Cash Access Holdings, Inc. (a)	5,328	35,218
Global Payments, Inc.	5,813	507,533
Heartland Payment Systems, Inc.	3,020	150,305
Jack Henry & Associates, Inc.	7,030	431,431
Mastercard, Inc. Class A	84,857	6,960,820
MAXIMUS, Inc.	5,745	320,111
MoneyGram International, Inc. (a)	2,518	21,453
Paychex, Inc.	27,698	1,253,611
Sabre Corp.	4,400	89,892
Sykes Enterprises, Inc. (a)	3,265	73,528
Syntel, Inc. (a)	2,931	126,766
TeleTech Holdings, Inc. (a)	1,630	35,958
The Western Union Co.	45,005	765,085
Total System Services, Inc.	14,263	504,482
Vantiv, Inc. Class A (a)	12,453	428,259
VeriFone Systems, Inc. (a)	9,424	295,819
Visa, Inc. Class A	41,861	10,670,787
WEX, Inc. (a)	3,299	303,673

		34,581,194

IT Consulting & Other Services – 6.4%
Accenture PLC Class A	53,421	4,488,967
Acxiom Corp. (a)	6,649	121,012
Booz Allen Hamilton Holding Corp.	5,520	160,687
CACI International, Inc. Class A (a)	1,807	152,854
CIBER, Inc. (a)	6,006	19,399
Cognizant Technology Solutions Corp. Class A (a)	51,426	2,783,690
EPAM Systems, Inc. (a)	3,295	161,224
Forrester Research, Inc.	924	34,872
Gartner, Inc. (a)	7,562	636,872
iGATE Corp. (a)	2,996	106,059
International Business Machines Corp.	80,187	12,293,469
Leidos Holdings, Inc.	5,388	223,063
Lionbridge Technologies, Inc. (a)	5,599	27,883
ManTech International Corp. Class A	2,080	67,663
Sapient Corp. (a)	9,126	226,872
Science Applications International Corp.	3,708	180,876
ServiceSource International, Inc. (a)	5,821	19,500
Teradata Corp. (a)	13,196	588,014
Unisys Corp. (a)	4,357	95,549
Virtusa Corp. (a)	2,316	86,757

		22,475,282

TOTAL IT SERVICES		57,056,476

	Shares	Value
OFFICE ELECTRONICS – 0.4%
Office Electronics – 0.4%
Xerox Corp.	92,793	$1,222,084
Zebra Technologies Corp. Class A (a)	4,340	362,216

TOTAL OFFICE ELECTRONICS		1,584,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 13.1%
Semiconductor Equipment – 1.8%
Advanced Energy Industries, Inc. (a)	3,204	76,896
Amkor Technology, Inc. (a)	11,967	75,990
Applied Materials, Inc.	103,031	2,353,228
Brooks Automation, Inc.	5,544	71,573
Cabot Microelectronics Corp. (a)	2,052	101,389
Cohu, Inc.	2,079	23,555
Entegris, Inc. (a)	12,050	156,650
FormFactor, Inc. (a)	4,620	34,881
KLA-Tencor Corp.	14,017	861,625
Kulicke & Soffa Industries, Inc. (a)	6,663	101,078
Lam Research Corp.	13,773	1,052,808
MKS Instruments, Inc.	4,576	160,206
Nanometrics, Inc. (a)	1,865	28,982
PDF Solutions, Inc. (a)	2,463	40,935
Photronics, Inc. (a)	5,078	42,655
Rudolph Technologies, Inc. (a)	3,254	32,638
SunEdison, Inc. (a)	21,768	407,715
Teradyne, Inc.	17,524	317,184
Tessera Technologies, Inc.	3,984	147,727
Ultratech, Inc. (a)	2,571	40,982
Veeco Instruments, Inc. (a)	3,423	99,849
Xcerra Corp. (a)	4,841	37,179

		6,265,725

Semiconductors – 11.3%
Advanced Micro Devices, Inc. (a)	13,646	35,070
Altera Corp.	26,188	862,240
Ambarella, Inc. (a)	1,838	101,660
Analog Devices, Inc.	26,579	1,384,899
Applied Micro Circuits Corp. (a)	6,433	33,773
Atmel Corp. (a)	35,805	298,256
Avago Technologies Ltd.	21,314	2,192,784
Broadcom Corp. Class A	45,740	1,940,977
Cavium, Inc. (a)	4,569	268,703
Ceva, Inc. (a)	1,848	33,837
Cirrus Logic, Inc. (a)	5,313	140,795
Cree, Inc. (a)	10,309	364,526
Cypress Semiconductor Corp. (a)	13,103	193,007
Diodes, Inc. (a)	3,389	89,571
Exar Corp. (a)	3,666	33,067
Fairchild Semiconductor International, Inc. (a)	10,132	155,526
First Solar, Inc. (a)	3,872	163,863
Freescale Semiconductor Ltd. (a)	8,946	287,077
Inphi Corp. (a)	2,145	42,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Integrated Device Technology, Inc. (a)	11,958	$218,712
Integrated Silicon Solution, Inc.	2,565	41,245
Intel Corp.	418,905	13,840,621
Intersil Corp. Class A	10,915	156,194
IXYS Corp.	2,079	23,493
Lattice Semiconductor Corp. (a)	10,618	75,706
Linear Technology Corp.	20,189	907,294
M/A-COM Technology Solutions Holdings, Inc. (a)	1,210	39,337
Magnachip Semiconductor Corp. (a)	2,789	40,106
Marvell Technology Group Ltd.	32,514	503,642
Maxim Integrated Products, Inc.	24,012	794,557
MaxLinear, Inc. Class A (a)	2,520	20,286
Mellanox Technologies Ltd. (a)	3,284	144,562
Micrel, Inc.	4,158	58,503
Microchip Technology, Inc.	17,022	767,692
Micron Technology, Inc. (a)	90,725	2,655,067
Microsemi Corp. (a)	8,050	224,273
Monolithic Power Systems, Inc.	3,195	151,731
NVE Corp.	433	28,626
NVIDIA Corp.	45,973	882,911
OmniVision Technologies, Inc. (a)	5,017	135,660
ON Semiconductor Corp. (a)	37,700	377,377
PMC—Sierra, Inc. (a)	16,410	145,064
Power Integrations, Inc.	2,576	132,870
Qorvo, Inc. (a)	12,445	919,312
Rambus, Inc. (a)	9,520	107,100
Semtech Corp. (a)	5,770	146,904
Silicon Image, Inc. (a)	6,468	46,958
Silicon Laboratories, Inc. (a)	3,465	151,628
Skyworks Solutions, Inc.	16,084	1,335,776
Spansion, Inc. Class A (a)	4,787	169,747
SunEdison Semiconductor Ltd. (a)	642	12,558
SunPower Corp. (a)	3,876	93,489
Synaptics, Inc. (a)	3,152	242,105
Texas Instruments, Inc.	90,358	4,829,635
Xilinx, Inc.	22,793	879,240

		39,921,654

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		46,187,379

SOFTWARE – 19.5%
Application Software – 5.6%
ACI Worldwide, Inc. (a)	9,699	179,141
Adobe Systems, Inc. (a)	40,026	2,807,023
Advent Software, Inc.	3,690	154,426
ANSYS, Inc. (a)	7,822	631,001
Aspen Technology, Inc. (a)	7,824	276,539
Autodesk, Inc. (a)	19,166	1,035,060

	Shares	Value
Blackbaud, Inc.	3,977	$173,835
Bottomline Technologies de, Inc. (a)	3,453	85,531
BroadSoft, Inc. (a)	2,503	67,306
Cadence Design Systems, Inc. (a)	24,552	441,690
Callidus Software, Inc. (a)	3,885	58,081
CDK Global, Inc.	13,617	614,944
Citrix Systems, Inc. (a)	13,946	826,440
Comverse, Inc. (a)	1,709	29,446
Ebix, Inc.	2,547	58,199
Ellie Mae, Inc. (a)	2,291	101,354
Epiq Systems, Inc.	2,541	44,340
ePlus, Inc. (a)	497	33,518
FactSet Research Systems, Inc.	3,391	486,914
Fair Isaac Corp.	2,721	194,143
Guidewire Software, Inc. (a)	5,838	292,484
Informatica Corp. (a)	9,411	392,298
Interactive Intelligence Group, Inc. (a)	1,514	61,408
Intuit, Inc.	22,820	1,981,232
Jive Software, Inc. (a)	3,415	19,670
Manhattan Associates, Inc. (a)	6,412	286,232
Mentor Graphics Corp.	8,369	192,571
MicroStrategy, Inc. Class A (a)	780	126,048
MobileIron, Inc. (a)	1,160	10,173
Monotype Imaging Holdings, Inc.	3,413	100,137
Net 1 UEPS Technologies, Inc. (a)	3,662	43,541
Netscout Systems, Inc. (a)	3,273	117,501
Nuance Communications, Inc. (a)	21,554	296,260
Pegasystems, Inc.	3,002	58,749
PROS Holdings, Inc. (a)	2,083	50,596
PTC, Inc. (a)	9,896	330,625
Qlik Technologies, Inc. (a)	7,599	215,812
RealPage, Inc. (a)	4,624	83,278
Salesforce.com, Inc. (a)	49,824	2,812,565
Seachange International, Inc. (a)	2,724	19,231
Silver Spring Networks, Inc. (a)	1,805	12,815
SolarWinds, Inc. (a)	5,749	276,814
Solera Holdings, Inc.	5,741	296,236
Splunk, Inc. (a)	9,541	492,793
SS&C Technologies Holdings, Inc.	5,982	330,984
Synchronoss Technologies, Inc. (a)	2,939	124,819
Synopsys, Inc. (a)	13,167	566,049
Tangoe, Inc. (a)	2,976	34,016
Telenav, Inc. (a)	2,733	17,710
The Ultimate Software Group, Inc. (a)	2,280	337,463
TiVo, Inc. (a)	9,687	101,326
Tyler Technologies, Inc. (a)	2,683	284,613
Verint Systems, Inc. (a)	5,123	273,466
VirnetX Holding Corp. (a)	3,630	19,747
Workday, Inc. Class A (a)	8,037	638,620
Zendesk, Inc. (a)	1,171	28,326

		19,625,139

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – 19.5%
Home Entertainment Software – 0.8%
Activision Blizzard, Inc.	42,670	$891,590
Electronic Arts, Inc. (a)	26,519	1,454,832
Glu Mobile, Inc. (a)	8,735	30,660
Take-Two Interactive Software, Inc. (a)	7,017	208,545
Zynga, Inc. Class A (a)	58,886	150,748

		2,736,375

Systems Software – 13.1%
CA, Inc.	28,342	858,763
CommVault Systems, Inc. (a)	3,640	158,631
FireEye, Inc. (a)	7,023	237,448
Fleetmatics Group PLC (a)	3,152	111,612
Fortinet, Inc. (a)	11,744	351,087
Gigamon, Inc. (a)	877	16,146
Imperva, Inc. (a)	1,652	68,988
Infoblox, Inc. (a)	4,528	84,538
Microsoft Corp.	662,308	26,757,243
NetSuite, Inc. (a)	2,929	288,301
Oracle Corp.	301,544	12,631,678
Progress Software Corp. (a)	3,899	97,670
Proofpoint, Inc. (a)	2,597	129,850
Qualys, Inc. (a)	1,584	60,224
Rally Software Development Corp. (a)	1,374	16,254
Red Hat, Inc. (a)	16,038	1,023,064
Rovi Corp. (a)	8,167	188,739
ServiceNow, Inc. (a)	11,126	811,085
Symantec Corp.	58,469	1,448,277
Tableau Software, Inc. Class A (a)	3,391	273,857
Varonis Systems, Inc. (a)	700	23,079
VASCO Data Security International, Inc. (a)	2,485	53,428
VMware, Inc. Class A (a)	7,184	553,886

		46,243,848

TOTAL SOFTWARE		68,605,362

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 21.8%
Computer Hardware – 18.7%
3D Systems Corp. (a)	8,800	255,904
Apple, Inc.	506,620	59,355,599
Cray, Inc. (a)	3,409	110,758
Diebold, Inc.	5,241	163,519

	Shares	Value
Hewlett-Packard Co.	158,366	$5,721,763
NCR Corp. (a)	14,344	364,338
Silicon Graphics International Corp. (a)	2,690	25,367
Super Micro Computer, Inc. (a)	3,026	110,661

		66,107,909

Computer Storage & Peripherals – 3.1%
Electronics For Imaging, Inc. (a)	3,927	151,778
EMC Corp.	171,679	4,451,636
Immersion Corp. (a)	2,316	21,794
Lexmark International, Inc. Class A	5,015	200,149
NetApp, Inc.	27,052	1,022,566
QLogic Corp. (a)	7,392	98,757
Quantum Corp. (a)	20,559	32,483
SanDisk Corp.	18,954	1,438,798
Seagate Technology PLC	27,702	1,563,501
Western Digital Corp.	18,786	1,826,563

		10,808,025

Technology Hardware, Storage & Peripherals – 0.0%
Nimble Storage, Inc. (a)	2,747	61,615
Violin Memory, Inc. (a)	5,997	23,029

		84,644

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		77,000,578

TOTAL COMMON STOCKS (Cost $338,947,019)		352,322,626

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $375,118)	375,118	375,118

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $339,322,137)		352,697,744

NET OTHER ASSETS (LIABILITIES) – 0.0%		(80,727)

NET ASSETS – 100%		$352,617,017

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$352,322,626	$352,322,626	$—	$—
Money Market Funds	375,118	375,118	—	—

Total Investments in Securities:	$352,697,744	$352,697,744	$—	$—

See accompanying notes which are an integral part of the financial statements.

47	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 69.0%
Commodity Chemicals – 5.9%
Axiall Corp.	8,353	$369,620
Cabot Corp.	7,704	326,727
Calgon Carbon Corp. (a)	5,794	114,316
Hawkins, Inc.	1,146	44,132
Koppers Holdings, Inc.	1,264	22,954
Kronos Worldwide, Inc.	2,730	30,658
LyondellBasell Industries N.V. Class A	51,757	4,093,461
Tredegar Corp.	2,711	57,988
Trinseo S.A. (a)	1,531	23,348
Tronox Ltd. Class A	7,598	160,622
Westlake Chemical Corp.	5,578	319,675

		5,563,501

Diversified Chemicals – 18.3%
Eastman Chemical Co.	17,742	1,257,730
EI du Pont de Nemours & Co.	108,765	7,745,156
FMC Corp.	15,867	912,353
Huntsman Corp.	24,678	541,929
LSB Industries, Inc. (a)	2,281	71,258
Olin Corp.	9,413	235,984
The Dow Chemical Co.	141,907	6,408,520

		17,172,930

Fertilizers & Agricultural Chemicals – 12.3%
American Vanguard Corp.	3,147	35,183
CF Industries Holdings, Inc.	5,906	1,803,574
Intrepid Potash, Inc. (a)	6,918	92,079
Monsanto Co.	62,342	7,355,109
The Mosaic Co.	38,434	1,871,352
The Scotts Miracle-Gro Co. Class A	5,489	348,167

		11,505,464

Industrial Gases – 9.4%
Air Products & Chemicals, Inc.	25,318	3,686,554
Airgas, Inc.	7,990	899,994
Praxair, Inc.	34,708	4,185,438

		8,771,986

Specialty Chemicals – 23.1%
A Schulman, Inc.	3,528	122,951
Advanced Emissions Solutions, Inc. (a)	2,470	26,194
Albemarle Corp.	13,361	644,802
Ashland, Inc.	8,827	1,046,176
Balchem Corp.	3,663	194,029
Celanese Corp.	18,482	993,592
Chemtura Corp. (a)	8,828	192,362
Cytec Industries, Inc.	8,118	389,583
Ecolab, Inc.	32,052	3,326,036
Ferro Corp. (a)	9,404	104,666
Flotek Industries, Inc. (a)	6,148	99,413
FutureFuel Corp.	2,883	31,684
HB Fuller Co.	6,012	247,394
Innophos Holdings, Inc.	2,616	155,757
Innospec, Inc.	2,946	116,279
International Flavors & Fragrances, Inc.	9,663	1,025,341

	Shares	Value
Kraton Performance Polymers, Inc. (a)	4,002	$77,399
Minerals Technologies, Inc.	4,107	268,310
NewMarket Corp.	1,203	540,953
OM Group, Inc.	3,778	105,784
OMNOVA Solutions, Inc. (a)	5,530	37,936
Platform Specialty Products Corp. (a)	13,880	291,480
PolyOne Corp.	10,991	391,170
PPG Industries, Inc.	16,383	3,651,443
Quaker Chemical Corp.	1,600	126,272
Rayonier Advanced Materials, Inc.	3,692	63,207
RPM International, Inc.	15,860	759,059
Sensient Technologies Corp.	5,741	350,201
Sigma-Aldrich Corp.	14,144	1,945,083
Stepan Co.	2,422	93,005
The Sherwin-Williams Co.	9,880	2,680,147
The Valspar Corp.	9,453	788,664
WR Grace & Co. (a)	8,445	732,013
Zep, Inc.	2,337	37,439

		21,655,824

TOTAL CHEMICALS		64,669,705

CONSTRUCTION MATERIALS – 2.6%
Construction Materials – 2.6%
Eagle Materials, Inc.	5,692	405,384
Headwaters, Inc. (a)	8,872	124,918
Martin Marietta Materials, Inc.	6,757	727,999
United States Lime & Minerals, Inc.	263	18,187
Vulcan Materials Co.	15,581	1,098,616

TOTAL CONSTRUCTION MATERIALS		2,375,104

CONTAINERS & PACKAGING – 10.4%
Metal & Glass Containers – 3.8%
Aptargroup, Inc.	7,751	489,166
Ball Corp.	15,658	991,621
Berry Plastics Group, Inc. (a)	14,002	473,548
Crown Holdings, Inc. (a)	16,498	731,026
Greif, Inc. Class A	3,080	117,656
Myers Industries, Inc.	3,192	53,147
Owens-Illinois, Inc. (a)	19,647	458,757
Silgan Holdings, Inc.	5,295	272,216

		3,587,137

Paper Packaging – 6.6%
Avery Dennison Corp.	11,138	582,183
Bemis Co., Inc.	11,871	525,885
Graphic Packaging Holding Co. (a)	38,866	562,780
MeadWestvaco Corp.	20,060	1,008,617
Packaging Corp. of America	11,718	888,810
Rock Tenn Co. Class A	17,085	1,108,816
Sealed Air Corp.	23,983	971,312
Sonoco Products Co.	12,113	535,395

		6,183,798

TOTAL CONTAINERS & PACKAGING		9,770,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Common Stocks – continued
	Shares	Value
METALS & MINING – 13.2%
Aluminum – 2.7%
Alcoa, Inc.	139,834	$2,188,402
Century Aluminum Co. (a)	6,395	147,788
Kaiser Aluminum Corp.	2,147	148,809

		2,484,999

Diversified Metals & Mining – 3.0%
Compass Minerals International, Inc.	4,007	350,212
Freeport-McMoRan, Inc.	123,514	2,076,270
Globe Specialty Metals, Inc.	7,128	109,914
Horsehead Holding Corp. (a)	6,704	90,102
Materion Corp.	2,393	78,849
Molycorp, Inc. (a)	23,706	7,823
RTI International Metals, Inc. (a)	3,466	77,292

		2,790,462

Gold – 2.2%
Allied Nevada Gold Corp. (a)	3,032	3,123
Gold Resource Corp.	5,907	20,674
Newmont Mining Corp.	59,318	1,491,848
Royal Gold, Inc.	7,696	557,652

		2,073,297

Precious Metals & Minerals – 0.4%
Coeur Mining, Inc. (a)	12,331	77,686
Hecla Mining Co.	41,937	137,973
McEwen Mining, Inc. (a)	2,457	3,071
Stillwater Mining Co. (a)	14,357	196,260

		414,990

Steel – 4.9%
AK Steel Holding Corp. (a)	20,358	77,157
Allegheny Technologies, Inc.	12,937	369,093
Carpenter Technology Corp.	6,316	239,629
Cliffs Natural Resources, Inc.	17,599	112,986
Commercial Metals Co.	13,401	179,841
Haynes International, Inc.	1,470	57,227
Nucor Corp.	37,907	1,654,640
Reliance Steel & Aluminum Co.	9,286	486,308
Ryerson Holding Corp. (a)	1,456	9,246
Schnitzer Steel Industries, Inc. Class A	3,126	52,767
Steel Dynamics, Inc.	28,530	486,151
SunCoke Energy, Inc.	8,235	124,348
TimkenSteel Corp.	4,366	117,882

	Shares	Value
United States Steel Corp.	17,311	$423,081
Worthington Industries, Inc.	6,193	185,356

		4,575,712

TOTAL METALS & MINING		12,339,460

PAPER & FOREST PRODUCTS – 4.7%
Forest Products – 0.6%
Boise Cascade Co. (a)	4,031	163,014
Deltic Timber Corp.	1,376	86,000
Louisiana-Pacific Corp. (a)	16,800	275,016

		524,030

Paper Products – 4.1%
Clearwater Paper Corp. (a)	2,373	175,649
Domtar Corp.	7,717	295,561
International Paper Co.	48,221	2,539,318
KapStone Paper and Packaging Corp.	10,264	306,586
Neenah Paper, Inc.	2,005	115,047
PH Glatfelter Co.	5,180	118,466
Resolute Forest Products, Inc. (a)	7,937	134,929
Schweitzer-Mauduit International, Inc.	3,643	141,567
Wausau Paper Corp.	5,069	51,501

		3,878,624

TOTAL PAPER & FOREST PRODUCTS		4,402,654

TOTAL COMMON STOCKS (Cost $101,208,687)		93,557,858

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $156,679)	156,679	156,679

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $101,365,366)		93,714,537

NET OTHER ASSETS (LIABILITIES) – 0.0%		(35,818)

NET ASSETS – 100%		$93,678,719

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$93,557,858	$93,557,858	$—	$—
Money Market Funds	156,679	156,679	—	—

Total Investments in Securities:	$93,714,537	$93,714,537	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Fidelity MSCI Telecommunication Services Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 80.3%
Alternative Carriers – 17.6%
8x8, Inc. (a)	179,022	$1,380,260
Cogent Communications Holdings, Inc.	40,272	1,492,480
inContact, Inc. (a)	155,894	1,336,012
Inteliquent, Inc.	85,290	1,434,578
Iridium Communications, Inc. (a)	168,820	1,436,658
Level 3 Communications, Inc. (a)	79,896	3,974,027
Lumos Networks Corp.	81,434	1,305,387
Premiere Global Services, Inc. (a)	103,602	915,842
Vonage Holdings Corp. (a)	360,012	1,512,050

		14,787,294

Integrated Telecommunication Services – 62.7%
AT&T, Inc.	554,017	18,238,240
Atlantic Tele-Network, Inc.	23,254	1,544,763
CenturyLink, Inc.	95,390	3,545,646
Cincinnati Bell, Inc. (a)	339,416	994,489
Consolidated Communications Holdings, Inc.	69,550	1,619,124
FairPoint Communications, Inc. (a)	75,254	1,125,800
Frontier Communications Corp.	382,641	2,569,434
General Communication, Inc. Class A (a)	110,721	1,625,384
IDT Corp. Class B	79,015	1,687,761
Verizon Communications, Inc.	388,109	17,740,462
Windstream Holdings, Inc.	227,941	1,812,131

		52,503,234

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		67,290,528

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 19.6%
Wireless Telecommunication Services – 19.6%
Boingo Wireless, Inc. (a)	178,966	$1,512,263
Contra Leap Wireless (a)	18,242	45,970
RingCentral, Inc. Class A (a)	99,165	1,338,727
SBA Communications Corp. Class A (a)	34,340	4,007,478
Shenandoah Telecommunications Co.	50,818	1,509,803
Spok Holdings, Inc.	86,682	1,483,996
Sprint Corp. (a)	365,877	1,573,271
T-Mobile US, Inc. (a)	82,924	2,502,646
Telephone & Data Systems, Inc.	61,335	1,426,039
United States Cellular Corp. (a)	30,435	1,058,834

TOTAL WIRELESS TELECOMMUNICATION SERVICES		16,459,027

TOTAL COMMON STOCKS (Cost $84,915,453)		83,749,555

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $49,345)	49,345	49,345

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $84,964,798)		83,798,900

NET OTHER ASSETS (LIABILITIES) – 0.0%		(18,529)

NET ASSETS – 100%		$83,780,371

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$83,749,555	$83,703,585	$—	$45,970
Money Market Funds	49,345	49,345	—	—

Total Investments in Securities:	$83,798,900	$83,752,930	$—	$45,970

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Fidelity MSCI Utilities Index ETF

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
ELECTRIC UTILITIES – 52.9%
Electric Utilities – 52.9%
ALLETE, Inc.	14,531	$823,181
American Electric Power Co., Inc.	175,463	11,020,831
Cleco Corp.	21,646	1,176,677
Duke Energy Corp.	253,968	22,130,772
Edison International	111,130	7,573,509
El Paso Electric Co.	14,516	581,511
Empire District Electric Co.	15,579	474,692
Entergy Corp.	64,497	5,644,132
Exelon Corp.	308,511	11,118,736
FirstEnergy Corp.	150,923	6,086,725
Great Plains Energy, Inc.	55,317	1,635,724
Hawaiian Electric Industries, Inc.	36,825	1,263,098
IDACORP, Inc.	18,063	1,226,658
ITC Holdings Corp.	55,837	2,375,306
MGE Energy, Inc.	12,458	571,822
NextEra Energy, Inc.	156,695	17,117,362
Northeast Utilities	113,615	6,314,722
NRG Yield, Inc. Class A	12,467	659,255
OGE Energy Corp.	71,559	2,517,446
Otter Tail Corp.	11,785	364,392
Pepco Holdings, Inc.	90,318	2,479,229
Pinnacle West Capital Corp.	39,648	2,782,497
PNM Resources, Inc.	28,660	874,130
Portland General Electric Co.	28,048	1,113,506
PPL Corp.	238,565	8,469,057
The Southern Co.	321,626	16,312,871
UIL Holdings Corp.	20,273	932,558
Unitil Corp.	4,684	174,994
Westar Energy, Inc.	46,527	1,987,633
Xcel Energy, Inc.	181,466	6,810,419

TOTAL ELECTRIC UTILITIES		142,613,445

GAS UTILITIES – 6.4%
Gas Utilities – 6.4%
AGL Resources, Inc.	42,875	2,417,292
Atmos Energy Corp.	36,044	2,051,264
Chesapeake Utilities Corp.	5,207	253,893
National Fuel Gas Co.	25,673	1,628,438
New Jersey Resources Corp.	15,162	968,549
Northwest Natural Gas Co.	9,716	484,926
ONE Gas, Inc.	18,678	825,381
Piedmont Natural Gas Co., Inc.	28,038	1,118,436
Questar Corp.	62,986	1,634,487
South Jersey Industries, Inc.	11,919	694,282
Southwest Gas Corp.	16,737	1,028,656
The Laclede Group, Inc.	15,505	833,549
UGI Corp.	61,899	2,289,644
WGL Holdings, Inc.	18,663	1,054,459

TOTAL GAS UTILITIES		17,283,256

	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.8%
Independent Power Producers & Energy Traders – 3.5%
AES Corp.	246,709	$3,014,784
Calpine Corp. (a)	122,851	2,565,129
Dynegy, Inc. (a)	30,932	845,062
NRG Energy, Inc.	121,261	2,990,296
Ormat Technologies, Inc.	5,696	152,368

		9,567,639

Renewable Electricity – 0.3%
NextEra Energy Partners LP	6,768	271,329
TerraForm Power, Inc. Class A	15,589	507,266

		778,595

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		10,346,234

MULTI-UTILITIES – 34.2%
Multi-Utilities – 34.2%
Alliant Energy Corp.	39,832	2,732,873
Ameren Corp.	87,132	3,945,337
Avista Corp.	23,202	861,490
Black Hills Corp.	16,035	804,316
CenterPoint Energy, Inc.	146,595	3,384,879
CMS Energy Corp.	99,124	3,739,948
Consolidated Edison, Inc.	105,170	7,286,178
Dominion Resources, Inc.	209,215	16,086,541
DTE Energy Co.	63,545	5,697,445
Integrys Energy Group, Inc.	28,697	2,327,327
MDU Resources Group, Inc.	66,136	1,495,335
NiSource, Inc.	113,209	4,897,421
NorthWestern Corp.	17,452	1,008,028
PG&E Corp.	169,263	9,954,357
Public Service Enterprise Group, Inc.	181,651	7,752,865
SCANA Corp.	48,464	3,090,549
Sempra Energy	83,884	9,388,297
TECO Energy, Inc.	83,730	1,785,961
Vectren Corp.	29,594	1,418,144
Wisconsin Energy Corp.	80,974	4,515,920

TOTAL MULTI-UTILITIES		92,173,211

WATER UTILITIES – 2.7%
Water Utilities – 2.7%
American States Water Co.	13,879	550,164
American Water Works Co., Inc.	64,329	3,611,430
Aqua America, Inc.	63,663	1,722,084
California Water Service Group	17,149	420,836
Connecticut Water Service, Inc.	3,983	143,229
Middlesex Water Co.	5,886	128,727
Pattern Energy Group Inc.	13,480	393,886
SJW Corp.	5,494	185,532

TOTAL WATER UTILITIES		7,155,888

TOTAL COMMON STOCKS (Cost $261,092,100)		269,572,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Fidelity MSCI Utilities Index ETF

Investments (Unaudited) – continued

Money Market Funds – 0.0%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $38,216)	38,216	$38,216

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $261,130,316)		269,610,250

NET OTHER ASSETS (LIABILITIES) – 0.0%		103,414

NET ASSETS – 100%		$269,713,664

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$269,572,034	$269,572,034	$—	$—
Money Market Funds	38,216	38,216	—	—

Total Investments in Securities:	$269,610,250	$269,610,250	$—	$—

See accompanying notes which are an integral part of the financial statements.

53	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2015 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$156,979,286	$209,292,109	$207,284,874	$225,580,399	$454,232,864
Cash	—	—	14,805	3,168	70,803
Receivable for investments sold	70,155	2,140,172	—	219,853	—
Receivable for fund shares sold	—	10,481	33,365	—	10,193
Dividends receivable	80,188	323,707	134,244	272,259	242,095

Total assets	157,129,629	211,766,469	207,467,288	226,075,679	454,555,955

Liabilities
Payable for investments purchased	—	2,278,751	25,560	672,569	—
Accrued management fees	21,777	20,723	19,573	31,242	46,622

Total liabilities	21,777	2,299,474	45,133	703,811	46,622

Net Assets	$157,107,852	$209,466,995	$207,422,155	$225,371,868	$454,509,333

Net Assets consist of:
Paid in capital	$159,740,393	$198,694,651	$241,221,802	$223,870,902	$407,722,062
Undistributed net investment income	111,461	298,364	123,149	297,076	2,362,512
Accumulated undistributed net realized gain (loss) on investments	5,951,522	2,858,978	212,340	9,171,299	9,536,745
Net unrealized appreciation (depreciation) on investments	(8,695,524)	7,615,002	(34,135,136)	(7,967,409)	34,888,014

Net Assets	$157,107,852	$209,466,995	$207,422,155	$225,371,868	$454,509,333

Shares outstanding	5,550,000	7,200,000	9,550,000	8,200,000	13,600,000

Net Asset Value, offering price and redemption price per share	$28.31	$29.09	$21.72	$27.48	$33.42

Investments at cost	$165,674,810	$201,677,107	$241,420,010	$233,547,808	$419,344,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Statements of Assets and Liabilities
January 31, 2015 (Unaudited)
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$153,312,979	$352,697,744	$93,714,537	$83,798,900	$269,610,250
Receivable for investments sold	—	—	39,157	—	—
Dividends receivable	88,631	60,044	82,239	496,923	128,033

Total assets	153,401,610	352,757,788	93,835,933	84,295,823	269,738,283

Liabilities
Payable for investments purchased	205,400	104,798	146,756	506,217	—
Accrued management fees	16,414	35,973	10,458	9,235	24,619

Total liabilities	221,814	140,771	157,214	515,452	24,619

Net Assets	$153,179,796	$352,617,017	$93,678,719	$83,780,371	$269,713,664

Net Assets consist of:
Paid in capital	$157,335,047	$333,905,288	$97,441,522	$84,604,031	$259,787,917
Undistributed net investment income	64,338	133,519	65,888	550,736	95,672
Accumulated undistributed net realized gain (loss) on investments	659,945	5,202,603	3,822,138	(208,498)	1,350,141
Net unrealized appreciation (depreciation) on investments	(4,879,534)	13,375,607	(7,650,829)	(1,165,898)	8,479,934

Net Assets	$153,179,796	$352,617,017	$93,678,719	$83,780,371	$269,713,664

Shares outstanding	5,550,000	11,550,000	3,500,000	3,200,000	8,650,000

Net Asset Value, offering price and redemption price per share	$27.60	$30.53	$26.77	$26.18	$31.18

Investments at cost	$158,192,513	$339,322,137	$101,365,366	$84,964,798	$261,130,316

See accompanying notes which are an integral part of the financial statements.

55	Semiannual Report

Financial Statements – continued

Statements of Operations
For the six months ended January 31, 2015 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF
Investment Income
Dividends	$825,159	$1,993,321	$1,709,929	$2,439,566	$1,856,871
Special dividends	—	—	—	—	2,223,867

Total income	825,159	1,993,321	1,709,929	2,439,566	4,080,738

Expenses
Management fees	75,164	91,673	92,998	121,289	188,084
Independent trustees’ compensation	927	1,209	1,305	1,544	2,410

Total expenses	76,091	92,882	94,303	122,833	190,494

Net investment income (loss)	749,068	1,900,439	1,615,626	2,316,733	3,890,244

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(427,629)	(279,910)	(1,859,573)	(819,648)	32,003
Net realized gain (loss) on In-kind redemptions	6,509,765	3,181,681	2,147,470	10,111,419	9,565,989

Total net realized gain (loss)	6,082,136	2,901,771	287,897	9,291,771	9,597,992

Change in net unrealized appreciation (depreciation) on investment securities	(9,491,275)	10,924,273	(36,616,115)	(8,890,520)	26,931,304

Net gain (loss)	(3,409,139)	13,826,044	(36,328,218)	401,251	36,529,296

Net increase (decrease) in net assets resulting from operations	$(2,660,071)	$15,726,483	$(34,712,592)	$2,717,984	$40,419,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Statements of Operations
For the six months ended January 31, 2015 (Unaudited)
	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$1,215,601	$1,940,888	$994,560	$1,350,068	$1,810,010
Special dividends	—	—	—	—	—

Total income	1,215,601	1,940,888	994,560	1,350,068	1,810,010

Expenses
Management fees	79,107	159,704	62,297	46,820	75,662
Independent trustees’ compensation	1,151	2,126	919	664	938

Total expenses	80,258	161,830	63,216	47,484	76,600

Net investment income (loss)	1,135,343	1,779,058	931,344	1,302,584	1,733,410

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(640,032)	(833,280)	(583,915)	(230,522)	(164,618)
Net realized gain (loss) on In-kind redemptions	1,380,945	6,152,416	4,472,609	155,433	1,536,243

Total net realized gain (loss)	740,913	5,319,136	3,888,694	(75,089)	1,371,625

Change in net unrealized appreciation (depreciation) on investment securities	(325,219)	3,747,046	(8,790,593)	(2,646,426)	12,334,406

Net gain (loss)	415,694	9,066,182	(4,901,899)	(2,721,515)	13,706,031

Net increase (decrease) in net assets resulting from operations	$1,551,037	$10,845,240	$(3,970,555)	$(1,418,931)	$15,439,441

See accompanying notes which are an integral part of the financial statements.

57	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$749,068	$402,193	$1,900,439	$756,825
Net realized gain (loss)	6,082,136	(463)	2,901,771	2,282,470
Change in net unrealized appreciation (depreciation)	(9,491,275)	795,751	10,924,273	(3,309,271)

Net increase (decrease) in net assets resulting from operations	(2,660,071)	1,197,481	15,726,483	(269,976)

Distributions to shareholders from net investment income	(663,600)	(376,200)	(1,796,150)	(562,750)

Share transactions
Proceeds from sales of shares	269,622,009	81,215,834	154,280,393	111,358,389
Cost of shares redeemed	(184,931,755)	(6,295,846)	(31,987,592)	(37,281,802)

Net increase (decrease) in net assets resulting from share transactions	84,690,254	74,919,988	122,292,801	74,076,587

Total increase (decrease) in net assets	81,366,583	75,741,269	136,223,134	73,243,861

Net Assets
Beginning of period	75,741,269	—	73,243,861	—

End of period	$157,107,852	$75,741,269	$209,466,995	$73,243,861

Undistributed net investment income included in net assets at end of period	$111,461	$25,993	$298,364	$194,075

Other Information
Shares
Sold	9,450,000	3,100,000	5,500,000	4,200,000
Redeemed	(6,750,000)	(250,000)	(1,100,000)	(1,400,000)

Net increase (decrease)	2,700,000	2,850,000	4,400,000	2,800,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,615,626	$822,573	$2,316,733	$984,615
Net realized gain (loss)	287,897	3,148,013	9,291,771	1,440,226
Change in net unrealized appreciation (depreciation)	(36,616,115)	2,480,979	(8,890,520)	923,111

Net increase (decrease) in net assets resulting from operations	(34,712,592)	6,451,565	2,717,984	3,347,952

Distributions to shareholders from net investment income	(1,594,500)	(720,550)	(2,087,900)	(916,500)

Share transactions
Proceeds from sales of shares	199,140,529	158,350,208	233,575,146	148,751,276
Cost of shares redeemed	(100,836,276)	(18,656,229)	(135,230,244)	(24,785,846)

Net increase (decrease) in net assets resulting from share transactions	98,304,253	139,693,979	98,344,902	123,965,430

Total increase (decrease) in net assets	61,997,161	145,424,994	98,974,986	126,396,882

Net Assets
Beginning of period	145,424,994	—	126,396,882	—

End of period	$207,422,155	$145,424,994	$225,371,868	$126,396,882

Undistributed net investment income included in net assets at end of period	$123,149	$102,023	$297,076	$68,243

Other Information
Shares
Sold	8,550,000	5,850,000	8,300,000	5,700,000
Redeemed	(4,200,000)	(650,000)	(4,850,000)	(950,000)

Net increase (decrease)	4,350,000	5,200,000	3,450,000	4,750,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

59	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,890,244	$987,518	$1,135,343	$803,745
Net realized gain (loss)	9,597,992	1,485,851	740,913	3,660,146
Change in net unrealized appreciation (depreciation)	26,931,304	7,956,710	(325,219)	(4,554,315)

Net increase (decrease) in net assets resulting from operations	40,419,540	10,430,079	1,551,037	(90,424)

Distributions to shareholders from net investment income	(1,741,900)	(773,350)	(1,090,400)	(784,350)

Share transactions
Proceeds from sales of shares	286,241,967	191,567,033	159,831,327	143,316,457
Cost of shares redeemed	(57,792,272)	(13,841,764)	(107,817,980)	(41,735,871)

Net increase (decrease) in net assets resulting from share transactions	228,449,695	177,725,269	52,013,347	101,580,586

Total increase (decrease) in net assets	267,127,335	187,381,998	52,473,984	100,705,812

Net Assets
Beginning of period	187,381,998	—	100,705,812	—

End of period	$454,509,333	$187,381,998	$153,179,796	$100,705,812

Undistributed net investment income included in net assets at end of period	$2,362,512	$214,168	$64,338	$19,395

Other Information
Shares
Sold	9,050,000	6,950,000	5,800,000	5,250,000
Redeemed	(1,900,000)	(500,000)	(4,000,000)	(1,500,000)

Net increase (decrease)	7,150,000	6,450,000	1,800,000	3,750,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,779,058	$789,911	$931,344	$574,594
Net realized gain (loss)	5,319,136	2,761,724	3,888,694	2,153,479
Change in net unrealized appreciation (depreciation)	3,747,046	9,628,561	(8,790,593)	1,139,764

Net increase (decrease) in net assets resulting from operations	10,845,240	13,180,196	(3,970,555)	3,867,837

Distributions to shareholders from net investment income	(1,715,500)	(719,950)	(921,200)	(518,850)

Share transactions
Proceeds from sales of shares	193,181,415	190,371,557	123,059,015	111,416,040
Cost of shares redeemed	(31,305,271)	(21,220,670)	(118,530,105)	(20,723,463)

Net increase (decrease) in net assets resulting from share transactions	161,876,144	169,150,887	4,528,910	90,692,577

Total increase (decrease) in net assets	171,005,884	181,611,133	(362,845)	94,041,564

Net Assets
Beginning of period	181,611,133	—	94,041,564	—

End of period	$352,617,017	$181,611,133	$93,678,719	$94,041,564

Undistributed net investment income included in net assets at end of period	$133,519	$69,961	$65,888	$55,744

Other Information
Shares
Sold	6,350,000	6,950,000	4,500,000	4,150,000
Redeemed	(1,000,000)	(750,000)	(4,400,000)	(750,000)

Net increase (decrease)	5,350,000	6,200,000	100,000	3,400,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

61	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Telecommunication Services Index ETF		Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,302,584	$841,452	$1,733,410	$1,038,062
Net realized gain (loss)	(75,089)	(266,315)	1,371,625	1,015,733
Change in net unrealized appreciation (depreciation)	(2,646,426)	1,480,528	12,334,406	(3,854,472)

Net increase (decrease) in net assets resulting from operations	(1,418,931)	2,055,665	15,439,441	(1,800,677)

Distributions to shareholders from net investment income	(1,067,550)	(525,750)	(1,822,800)	(853,000)

Share transactions
Proceeds from sales of shares	20,135,059	73,177,842	212,211,369	134,515,263
Cost of shares redeemed	(1,315,152)	(7,260,812)	(77,063,007)	(10,912,925)

Net increase (decrease) in net assets resulting from share transactions	18,819,907	65,917,030	135,148,362	123,602,338

Total increase (decrease) in net assets	16,333,426	67,446,945	148,765,003	120,948,661

Net Assets
Beginning of period	67,446,945	—	120,948,661	—

End of period	$83,780,371	$67,446,945	$269,713,664	$120,948,661

Undistributed net investment income included in net assets at end of period	$550,736	$315,702	$95,672	$185,062

Other Information
Shares
Sold	750,000	2,800,000	6,950,000	4,900,000
Redeemed	(50,000)	(300,000)	(2,800,000)	(400,000)

Net increase (decrease)	700,000	2,500,000	4,150,000	4,500,000

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	62

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2015 (Unaudited)		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.58		$25.17

Income from Investment Operations
Net investment income (loss)B	0.17		0.25
Net realized and unrealized gain (loss)	1.71	C	1.38

Total from investment operations	1.88		1.63

Distributions from net investment income	(0.15)		(0.22)

Total distributions	(0.15)		(0.22)

Net asset value, end of period	$28.31		$26.58

Total ReturnD	7.08%		6.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%		.12%
Expenses net of fee waivers, if any	.12%		.12%
Expenses net of all reductions	.12%		.12%
Net investment income (loss)	1.18%		1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$157,108		$75,741
Portfolio turnover rateG,H,I	3%		5%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

63	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.36	0.52
Net realized and unrealized gain (loss)	2.90	1.09	C

Total from investment operations	3.26	1.61

Distributions from net investment income	(0.33)	(0.45)

Total distributions	(0.33)	(0.45)

Net asset value, end of period	$29.09	$26.16

Total ReturnD	12.49%	6.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	2.48%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$209,467	$73,244
Portfolio turnover rateG,H,I	4%	3%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	64

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.26	0.38
Net realized and unrealized gain (loss)	(6.27)	2.89

Total from investment operations	(6.01)	3.27

Distributions from net investment income	(0.24)	(0.28)

Total distributions	(0.24)	(0.28)

Net asset value, end of period	$21.72	$27.97

Total ReturnC	(21.62)%	13.16%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	2.06%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$207,422	$145,425
Portfolio turnover rateF,G,H	4%	4%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

65	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.32	0.41
Net realized and unrealized gain (loss)	0.82	1.56

Total from investment operations	1.14	1.97

Distributions from net investment income	(0.27)	(0.36)

Total distributions	(0.27)	(0.36)

Net asset value, end of period	$27.48	$26.61

Total ReturnC	4.25%	7.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	2.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$225,372	$126,397
Portfolio turnover rateF,G,H	4%	6%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	66

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2015 (Unaudited)		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.40	C	0.30
Net realized and unrealized gain (loss)	4.15		3.99

Total from investment operations	4.55		4.29

Distributions from net investment income	(0.18)		(0.21)

Total distributions	(0.18)		(0.21)

Net asset value, end of period	$33.42		$29.05

Total ReturnD	15.69%		17.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%		.12%
Expenses net of fee waivers, if any	.12%		.12%
Expenses net of all reductions	.12%		.12%
Net investment income (loss)	2.46	%C	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$454,509		$187,382
Portfolio turnover rateG,H,I	3%		4%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

67	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.24	0.35
Net realized and unrealized gain (loss)	0.73	1.61	C

Total from investment operations	0.97	1.96

Distributions from net investment income	(0.22)	(0.31)

Total distributions	(0.22)	(0.31)

Net asset value, end of period	$27.60	$26.85

Total ReturnD	3.59%	7.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	1.70%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$153,180	$100,706
Portfolio turnover rateG,H,I	2%	4%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	68

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.21	0.25
Net realized and unrealized gain (loss)	1.23	4.06

Total from investment operations	1.44	4.31

Distributions from net investment income	(0.20)	(0.20)

Total distributions	(0.20)	(0.20)

Net asset value, end of period	$30.53	$29.29

Total ReturnC	4.90%	17.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	1.33%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$352,617	$181,611
Portfolio turnover rateF,G,H	3%	4%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

69	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.25	0.35
Net realized and unrealized gain (loss)	(0.90)	2.67

Total from investment operations	(0.65)	3.02

Distributions from net investment income	(0.24)	(0.31)

Total distributions	(0.24)	(0.31)

Net asset value, end of period	$26.77	$27.66

Total ReturnC	(2.38)%	12.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	1.76%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$93,679	$94,042
Portfolio turnover rateF,G,H	3%	5%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	70

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.44	0.72
Net realized and unrealized gain (loss)	(0.88)	1.42

Total from investment operations	(0.44)	2.14

Distributions from net investment income	(0.36)	(0.42)

Total distributions	(0.36)	(0.42)

Net asset value, end of period	$26.18	$26.98

Total ReturnC	(1.67)%	8.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	3.31%	3.51%
Supplemental Data
Net assets, end of period (000 omitted)	$83,780	$67,447
Portfolio turnover rateF,G,H	7%	21%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

71	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.88	$24.99

Income from Investment Operations
Net investment income (loss)B	0.41	0.67
Net realized and unrealized gain (loss)	4.41	1.85	C

Total from investment operations	4.82	2.52

Distributions from net investment income	(0.52)	(0.63)

Total distributions	(0.52)	(0.63)

Net asset value, end of period	$31.18	$26.88

Total ReturnD	18.10%	10.13%
Ratios to Average Net AssetsE,F
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	2.73%	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$269,714	$120,949
Portfolio turnover rateG,H,I	2%	6%

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	72

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date a fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned.

73	Semiannual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of January 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards, losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$165,702,853	$1,451,350	$(10,174,917)	$(8,723,567)
Fidelity MSCI Consumer Staples Index ETF	201,752,226	10,456,109	(2,916,226)	7,539,883
Fidelity MSCI Energy Index ETF	241,696,994	457,308	(34,869,428)	(34,412,120)
Fidelity MSCI Financials Index ETF	233,624,411	4,825,755	(12,869,767)	(8,044,012)
Fidelity MSCI Health Care Index ETF	419,462,149	38,455,649	(3,684,934)	34,770,715
Fidelity MSCI Industrials Index ETF	158,235,141	5,191,261	(10,113,423)	(4,922,162)
Fidelity MSCI Information Technology Index ETF	339,456,954	23,789,894	(10,549,104)	13,240,790
Fidelity MSCI Materials Index ETF	101,438,065	2,012,361	(9,735,889)	(7,723,528)
Fidelity MSCI Telecommunication Services Index ETF	85,202,865	4,047,997	(5,451,962)	(1,403,965)
Fidelity MSCI Utilities Index ETF	261,159,750	11,274,320	(2,823,820)	8,450,500

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No-expiration Short-term	Total capital loss carryforward
Fidelity MSCI Health Care Index ETF	$(6)	$(6)
Fidelity MSCI Information Technology Index ETF	(861)	(861)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to July 31, 2014. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(109,040)
Fidelity MSCI Consumer Staples Index ETF	(30,713)
Fidelity MSCI Energy Index ETF	(44,967)
Fidelity MSCI Financials Index ETF	(100,070)
Fidelity MSCI Health Care Index ETF	(20,722)
Fidelity MSCI Industrials Index ETF	(75,447)
Fidelity MSCI Information Technology Index ETF	(83,032)
Fidelity MSCI Materials Index ETF	(51,419)
Fidelity MSCI Telecommunication Services Index ETF	(92,436)
Fidelity MSCI Utilities Index ETF	(11,692)

Semiannual Report	74

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$3,604,272	$3,062,561
Fidelity MSCI Consumer Staples Index ETF	6,758,860	6,522,052
Fidelity MSCI Energy Index ETF	7,620,932	6,326,768
Fidelity MSCI Financials Index ETF	7,909,911	7,086,511
Fidelity MSCI Health Care Index ETF	12,911,283	10,481,153
Fidelity MSCI Industrials Index ETF	3,528,434	3,189,181
Fidelity MSCI Information Technology Index ETF	8,522,137	8,011,288
Fidelity MSCI Materials Index ETF	3,073,530	2,577,830
Fidelity MSCI Telecommunication Services Index ETF	5,989,227	5,098,355
Fidelity MSCI Utilities Index ETF	3,391,805	3,407,991

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$268,743,393	$133,228,551
Fidelity MSCI Consumer Staples Index ETF	153,743,729	31,857,049
Fidelity MSCI Energy Index ETF	197,502,801	100,525,935
Fidelity MSCI Financials Index ETF	231,345,784	133,203,642
Fidelity MSCI Health Care Index ETF	285,667,954	49,810,471
Fidelity MSCI Industrials Index ETF	159,557,809	65,704,472
Fidelity MSCI Information Technology Index ETF	192,775,469	31,216,987
Fidelity MSCI Materials Index ETF	122,757,152	118,328,041
Fidelity MSCI Telecommunication Services Index ETF	20,100,239	1,312,345
Fidelity MSCI Utilities Index ETF	211,731,118	76,594,222

4. Fees and Other Transactions with Affiliates.

Management Fee. SelectCo provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .12% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

75	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sector ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and each fund’s sub-advisory and ETF services agreement with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, Fair Valuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from their respective relationships with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and BFA (together with SelectCo, the Investment Advisers) as it relates to the funds, including the backgrounds of investment personnel of the Investment Advisers, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with representatives of BFA and senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation programs of the Investment Advisers and whether these structures provide appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ investment staffs, including its size, education, experience, and resources, as well as Investment Advisers’ approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that the Investment Advisers’ analysts have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered the Investment Advisers’ trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage and including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report	76

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board also considered the extent to which each fund has tracked its benchmark index since it commenced operations.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ analysis of the competitiveness of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods (or shorter) ended June 30 shown. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also considered by the Board.

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered each fund’s all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by SelectCo under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below its competitive median for the 12-month period ended June 30, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

77	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the profitability analysis used by Fidelity. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed the Investment Advisers’ non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity’s and BFA’s affiliates may benefit from or be related to the funds’ business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity’s fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale; and (ix) matters relating to BFA’s sub-advisory and administrative services to the funds and the expenses associated with the initial organization and launch of the funds in October 2013.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

Semiannual Report	78

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79	Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

1-800-FIDELITY

EXT-SANN-0315 716415.1.0 1.9584798.101	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2015